UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2019

Date of reporting period:	June 1, 2018 — November 30, 2018

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.

Putnam INVESTMENTS

Putnam Mortgage Opportunities Fund

Semiannual report
11 | 30 | 18

FUND SYMBOL
CLASS I
PMOTX

Putnam
Mortgage Opportunities
Fund

Semiannual report
11 | 30 | 18

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on January 1, 2021, reports like this one will no longer be sent by mail unless you specifically request it. Instead, they will be on Putnam’s website, and you will be notified by mail whenever a new one is available, and provided with a website link to access the report.

If you wish to stop receiving paper reports sooner, or if you wish to continue to receive paper reports after January 1, 2021 free of charge, please see the back cover or insert for instructions. If you invest through a bank or broker, your choice will apply to all funds held in your account. If you invest directly with Putnam, your choice will apply to all Putnam funds in your account.

If you already receive these reports electronically, no action is required.

Message from the Trustees

January 8, 2019

Dear Fellow Shareholder:

Global financial markets dealt with some challenges as we entered the final months of 2018. After rising to record highs in the summer, U.S. stocks experienced increased turbulence with concerns mounting over rising interest rates and the escalating U.S.–China trade conflict. International stock markets, which have lagged U.S. markets all year, took another leg down during a selloff in October. Fixed-income markets, while generally less volatile than stocks, have also encountered headwinds as the Federal Reserve has continued its path of normalizing monetary policy. Against this backdrop, the U.S. economy continues to grow, but markets may remain choppy.

Although no one can predict the direction of the markets in the months ahead, Putnam’s experienced investment professionals actively seek to position their fund portfolios for all types of conditions. They take a research-intensive approach to investing that includes risk management strategies designed to serve investors through changing markets. In all environments, we believe investors should remain focused on time-tested strategies: maintain a well-diversified portfolio, think about long-term goals, and speak regularly with your financial advisor.

Thank you for investing with Putnam.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Class I shares have no initial sales charge or CDSC. Performance of class I shares assumes reinvestment of distributions and does not account for taxes. See below and page 7 for additional performance information.

For the periods, the fund had expense limitations, without which returns would have been lower.

* Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 11/30/18. See above and page 7 for additional fund performance information. Index descriptions can be found on page 10.

2 Mortgage Opportunities Fund

Mike is Co-Head of Fixed Income. He has a B.A. from Cornell University. Mike joined Putnam in 1997 and has been in the investment industry since 1989.

In addition to Mike, Brett S. Kozlowski, CFA, and Jatin Misra, Ph.D., CFA, are Portfolio Managers of the fund.

Mike, what was the fund’s investment environment like during the period?

The period was marked by a strengthening U.S. economy, a multi-decade low in U.S. unemployment, robust corporate-profit growth, rising interest rates, and increased global trade tensions.

As the period progressed, trade tensions eased between the United States and most of its major trading partners, except for China. Beginning in July, both governments moved beyond rhetorical threats and imposed tariffs on hundreds of billions of dollars of each other’s products. Shortly after the period ended, the United States and China agreed to a 90-day ceasefire in their trade battle. The United States postponed plans to increase tariffs on $200 billion in Chinese goods, and the two sides entered negotiations on other contentious issues.

During October and November, investor sentiment became sharply risk-averse and market volatility spiked. A confluence of events, including the ongoing U.S.-China trade dispute, led to a sharp downturn in risk assets.

Would you remind us of the fund’s investment process?

The fund focuses on securitized mortgage sectors, seeking to capitalize on the fundamentally different risk-adjusted return opportunities that we believe are available in those areas of the market. We emphasize agency collateralized mortgage obligations [CMOs], commercial mortgage-backed securities [CMBS], and residential mortgage-backed securities. In addition, we expect to use various derivatives and agency pass-throughs to hedge interest-rate and other risks within our CMO holdings. We also expect to use derivatives for non-hedging purposes, such as gaining or adjusting our exposure to mortgage-backed investments.

Mortgage Opportunities Fund 3

Allocations are shown as a percentage of the fund’s net assets as of 11/30/18. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value (non-cash investments) of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced (TBA) commitments, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of the fund’s net assets as of 11/30/18. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

4 Mortgage Opportunities Fund

The fund generated a slightly negative return for the reporting period. Which holdings and strategies had the greatest influence on performance?

Our mortgage-credit positions detracted from performance this period. Within CMBS, gains from our cash bond holdings were more than offset by the fund’s long exposure to the CMBX, an index that references a basket of CMBS issued in a particular year.

Our CMBX allocation aided performance early in the period, when investors reevaluated the merits of using this index to express a bearish view of the retail sector, and spreads tightened. In late July, however, publicity generated by a New York-based hedge fund concerning regional shopping malls caused CMBX spreads to widen through August. Spreads expanded further in October, as investor sentiment became sharply risk-averse. The bankruptcy filing by Sears Holdings during that month also weighed on investor sentiment and reignited fears about the health of retailers.

On the positive side, our positions in mezzanine cash bonds issued between 2011 and 2014 added the most value for the period among our underlying holdings. Spreads on these securities gradually tightened until November. At that point, their spreads widened only modestly in the face of broad-market volatility. It’s worth noting that CMBS cash bonds, including our holdings, outperformed most other credit-market sectors during the retreat from risk that occurred late in the period.

An allocation to agency credit-risk transfer securities [CRTs] was a further modest contributor within our mortgage-credit strategies. During most of the period, CRTs continued to benefit from strong demand, as investors embraced the sector’s relatively high yields backed by robust collateral and rising residential real estate prices. Moreover, credit-rating agencies upgraded certain CRT tranches, recognizing the improved outlook for their underlying collateral, helping to boost investor sentiment toward the sector. During the volatility of October and November, however, CRT spreads widened, giving back most of the gains earned earlier in the period.

How did prepayment strategies perform this period?

Strategies targeting prepayment risk detracted from the fund’s results. Early on in the period, our agency interest-only [IO] CMO holdings benefited from rising interest rates, as the yield on the 10-year U.S. Treasury briefly eclipsed 3%. However, substantial home-price appreciation and mortgage rates approaching 5% led to an upsurge in cash-out refinancing activity. This resulted in faster-than-anticipated prepayment speeds of the mortgages underlying our holdings. It also prompted some market participants to adjust their expectations for future prepayment speeds, pushing IO spreads wider. Additionally, the broad risk-off sentiment that gripped the market later in the period weighed on agency IO CMOs.

How did you use derivatives during the period?

We used total return swaps to gain exposure to CMBS via CMBX. In using CMBX, we took CMBS risk in a derivative form that, in our view, provided better liquidity and relative value versus the underlying cash bonds. We used interest-rate swaps to help hedge term structure risk and for yield curve positioning. Options were also used to help hedge duration and convexity, isolate prepayment risk, and manage downside risks. In addition, credit default swaps were used in an effort to hedge credit and market risks, and gain exposure to specific sectors.

As of period-end, what is your outlook for the fund?

In our view, the underlying fundamentals for commercial real estate continue to be stable, supported by a growing labor market, interest rates that remain historically low, and solid economic performance. That said, we think these positive factors will be partially offset by higher capital costs, as the Fed is expected to continue tightening monetary policy.

In terms of CMBS security selection, we have been focusing on mezzanine tranches rated A, BB, and BBB that were issued between 2011 and 2014. We also plan to maintain select positions in pre-2008 mezzanine tranches that offer low spread duration. We have increased the fund’s exposure to CMBX, rather than cash bonds, believing that the negative sentiment toward the retail industry reflected in the index provided an attractive entry point. Moreover, we think the index offers sufficient protection, even at the BBB-rated level, should the outlook for retail become more problematic. We have been avoiding mezzanine securities issued in 2015 or later.

Within agency CRT, we continued to focus on opportunities among securities that have a few years of seasoning rather than newly issued CRTs, as we think this area of the market offers a more favorable risk/reward profile. CRTs structured from mortgages with relatively low loan-to-value ratios also appear attractive to us.

We continued to find value among legacy RMBS, where we think a steadily shrinking market and stable investor base provide a supportive technical backdrop. We favor securities backed by higher-quality collateral, as well as bonds from what we consider to be more favorable regions of the country.

Within prepayment-sensitive areas of the market, spreads in agency IO securities have widened from their recent tightening during the period. We believe the wider spreads and the diversification benefits provided by the sector still create relative-value opportunities within the sector. We believe that security selection has become more important, and we are focusing on reverse mortgages, jumbo loan balances, and seasoned collateral.

Mike, thanks for your time and for bringing us up to date.

Mortgage Opportunities Fund 5

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

6 Mortgage Opportunities Fund

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended November 30, 2018, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Institutional Investors section at putnam.com or call Putnam at 1-800-487-0024. See the Terms and definitions section in this report for the definition of the share class offered by your fund.

Fund performance Total return for periods ended 11/30/18

	Life of fund	Annual average	3 years	Annual average	1 year	6 months
Class I (4/7/15)
Net asset value	14.83%	3.86%	15.17%	4.82%	4.99%	–0.19%

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or a loss when you sell your shares. Performance assumes reinvestment of distributions and does not account for taxes. Class I shares have no initial sales charge or CDSC. For the most recent month-end performance, please visit putnam.com.

For the periods, the fund had expense limitations, without which returns would have been lower.

Comparative index returns For periods ended 11/30/18

	Life of fund	Annual average	3 years	Annual average	1 year	6 months
ICE BofAML U.S. Treasury
Bill Index	2.94%	0.80%	2.90%	0.96%	1.77%	1.04%
Bloomberg Barclays U.S.
MBS Index	3.67	0.99	3.31	1.09	–0.49	0.20
Lipper Absolute Return
Funds category average*	3.14	0.76	5.03	1.56	–2.86	–2.36

Index and Lipper results should be compared with fund performance at net asset value.

* Over the 6-month, 1-year, 3-year, and life-of-fund periods ended 11/30/18, there were 221, 212, 179, and 159 funds, respectively, in this Lipper category.

Fund price and distribution information For the six-month period ended 11/30/18

Class I
Share value	Net asset value
5/31/18	$10.73
11/30/18	10.71

The fund made no distributions during the period.

Fund performance as of most recent calendar quarter Total return for periods ended 12/31/18

	Life of fund	Annual average	3 years	Annual average	1 year	6 months
Class I (4/7/15)
Net asset value	13.90%	3.55%	14.53%	4.63%	3.14%	–1.73%

See the discussion following the fund performance table above for information about the calculation of fund performance.

Mortgage Opportunities Fund 7

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

Class I
Net expenses for the fiscal year ended 5/31/18*	0.47%
Total annual operating expenses for the fiscal year ended 5/31/18	0.79%
Annualized expense ratio for the six-month period ended 11/30/18	0.47%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 9/30/19.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in the fund from 6/1/18 to 11/30/18. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Class I
Expenses paid per $1,000*†	$2.35
Ending value (after expenses)	$998.10

* Expenses are calculated using the fund’s annualized expense ratio, which represents the ongoing expenses as a percentage of average net assets for the six months ended 11/30/18.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 11/30/18, use the following calculation method. To find the value of your investment on 6/1/18, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Class I
Expenses paid per $1,000*†	$2.38
Ending value (after expenses)	$1,022.71

* Expenses are calculated using the fund’s annualized expense ratio, which represents the ongoing expenses as a percentage of average net assets for the six months ended 11/30/18.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

8 Mortgage Opportunities Fund

Consider these risks before investing

Bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, changing market perceptions (including perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial and housing markets, and factors related to a specific issuer, industry, geography (such as a region of the United States), or sector (such as the housing or real estate markets). These and other factors may lead to increased volatility and reduced liquidity in the fund’s relevant markets. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Default risk is generally higher for non-qualified mortgages. Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Mortgage-and asset-backed securities are subject to prepayment risk and the risk that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The fund’s investments in mortgage-backed securities and asset-backed securities, and in certain other securities and derivatives, may be or become illiquid. The fund’s concentration in an industry group comprising privately issued mortgage-backed securities and mortgage-backed securities issued or guaranteed by the U.S. government or its agencies or instrumentalities may make the fund’s net asset value more susceptible to economic, market, political, and other developments affecting the housing or real estate markets. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value. You can lose money by investing in the fund.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2018, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of November 30, 2018, Putnam employees had approximately $477,000,000 and the Trustees had approximately $66,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Mortgage Opportunities Fund 9

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. Net asset values fluctuate with market conditions, and are calculated by dividing the net assets of the fund’s shares by the number of outstanding fund shares.

Share class

Class I shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are only available to institutional clients and other investors who meet minimum investment requirements.

Fixed-income terms

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency credit-risk transfer security (CRT) is backed by a reference pool of agency mortgages. Unlike a regular agency pass-through, the principal invested in a CRT is not backed by a U.S. government agency. To compensate investors for this risk, a CRT typically offers a higher yield than conventional pass-through securities. Similar to a CMBS, a CRT is structured into various tranches for investors, offering different levels of risk and yield based on the underlying reference pool.

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

◦ Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Bloomberg Barclays U.S. MBS Index tracks the performance of mortgage-backed pass-through securities guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

CMBX Index is an unmanaged index that tracks the performance of a basket of CMBS issued in a particular year.

ICE BofAML (Intercontinental Exchange Bank of America Merrill Lynch) U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

10 Mortgage Opportunities Fund

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel discussed with representatives of Putnam Management the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review, identifying possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2018, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2018, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2018 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2018. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with some minor exceptions, the funds’ current fee arrangements under the management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders. (Your fund is relatively new, and the Trustees initially approved your fund’s management contract in November 2014.)

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (In a few instances, funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry —that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee structure for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee rates as assets under management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2017. These expense limitations were: (i) a contractual expense limitation applicable to all open-end funds of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds had sufficiently low expenses that these expense limitations were not operative. However, in the case of your fund, the second of the expense limitations was operative during its fiscal year ending in 2017. Putnam

Mortgage Opportunities Fund 11

Management has agreed to maintain these expense limitations until at least September 30, 2019. In addition, Putnam Management contractually agreed to waive fees and/or reimburse expenses of your fund to the extent that expenses of the fund (excluding payments under the fund’s management contract, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) would exceed an annual rate of 0.05% of its average net assets through at least September 30, 2019. Putnam Management also contractually agreed to waive fees and/or reimburse expenses of your fund to the extent that expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) would exceed an annual rate of 0.47% of its average net assets through at least September 30, 2019. During its fiscal year ending in 2017, your fund’s expenses were reduced as a result of these expense limitations. Putnam Management’s support for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the fourth quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the second quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2017. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2017 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding fees charged by Putnam Management and its affiliates to institutional clients, including defined benefit pension and profit-sharing plans and sub-advised mutual funds. This information included, in cases where an institutional product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officers and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that 2017 was a strong year for the performance of the Putnam funds, with generally favorable results for most asset classes, including U.S. equity, international and global equity, taxable and tax exempt fixed income, and global asset allocation Funds. In this regard, the Trustees considered that, for the one-year period ended December 31, 2017, the Putnam open-end Funds’ performance, on an asset-weighted basis, ranked in the 32nd percentile of their Lipper peers (excluding those Putnam funds that are evaluated based on their total returns and/or comparisons of those returns versus selected investment benchmarks or targeted annual returns). The Trustees observed that this strong performance has continued a positive trend that began in mid-year 2016 across most Putnam funds. They noted that the longer-term performance of the Putnam funds continued to be strong, exemplified by the fact that the Putnam funds were ranked by the Barron’s/Lipper Fund Families survey as the 7th-best performing mutual fund complex out of 55 complexes for the five-year period ended December 31, 2017 and the 9th-best performing mutual fund complex out of 50 complexes for the ten-year period ended 2017. In addition, the survey ranked the Putnam funds 7th out of 59 mutual fund complexes for the one-year period ended 2017; the Putnam funds have ranked 1st or 2nd in the survey for the one-year period three times since 2009 (most recently in 2013). They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2017 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam Funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not

12 Mortgage Opportunities Fund

considered to be available, the Trustees evaluated performance based on their total gross and net returns and, in most cases, comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, which commenced operations on April 7, 2015, the Trustees considered that its class I share cumulative total return performance at net asset value was in the top decile of its Lipper Inc. (“Lipper”) peer group (Lipper U.S. Mortgage Funds) for the one-year period ended December 31, 2017 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds).

Over the one-year period ended December 31, 2017, there were 117 funds in your fund’s Lipper peer group. Because your fund commenced operations on April 7, 2015, the Trustees considered that there had not been a sufficiently long period of time to allow for definitive conclusions about the fund’s performance. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management continued to strengthen its fundamental research capabilities by adding new investment personnel.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. The Trustees also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

Mortgage Opportunities Fund 13

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

14 Mortgage Opportunities Fund

The fund’s portfolio 11/30/18 (Unaudited)

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (70.3%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (3.7%)
Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 12/1/48	$6,000,000	$6,187,031
4.00%, TBA, 12/1/48	3,000,000	3,036,328
		9,223,359
U.S. Government Agency Mortgage Obligations (66.6%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, TBA, 12/1/48	1,000,000	1,046,094
4.00%, TBA, 1/1/49	23,000,000	23,105,117
4.00%, TBA, 12/1/48	42,000,000	42,236,250
3.00%, TBA, 1/1/49	52,000,000	49,525,939
3.00%, TBA, 12/1/48	52,000,000	49,562,500
		165,475,900
Total U.S. government and agency mortgage obligations (cost $173,863,673)		$174,699,259

	Principal
MORTGAGE-BACKED SECURITIES (66.5%)*	amount	Value
Agency collateralized mortgage obligations (37.8%)
Federal Home Loan Mortgage Corporation
Ser. 4451, Class CI, IO, 7.00%, 3/15/45	$2,083,799	$543,408
Ser. 324, Class C21, IO, 6.00%, 6/15/39	1,522,598	370,301
Ser. 4560, IO, 5.801%, 5/15/39	3,169,422	672,456
IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 4.644%, 3/15/41	210,202	33,151
Ser. 4601, Class PI, IO, 4.50%, 12/15/45	368,091	80,542
Ser. 4127, Class PI, IO, 4.50%, 7/15/42	2,484,358	516,023
Ser. 4024, Class PI, IO, 4.50%, 12/15/41	681,990	120,193
Ser. 3714, Class KI, IO, 4.50%, 11/15/39	1,085,629	124,856
IFB Ser. 4074, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 4.394%, 2/15/41	128,991	18,220
IFB Ser. 4076, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 4.394%, 7/15/40	1,100,887	124,004
IFB Ser. 3852, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.65%), 4.344%, 4/15/40	696,651	75,803
IFB Ser. 3981, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 4.244%, 5/15/41	2,647,579	310,031
IFB Ser. 4033, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 4.244%, 10/15/36	2,838,373	234,400
IFB Ser. 3346, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 4.244%, 10/15/33	5,330,878	782,871
IFB Ser. 3747, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 4.194%, 10/15/40	820,949	129,657
Ser. 4707, Class AI, IO, 4.00%, 7/15/47	2,954,244	550,228
Ser. 4635, Class PI, IO, 4.00%, 12/15/46	2,398,062	526,542
Ser. 4568, Class MI, IO, 4.00%, 4/15/46	1,036,726	224,192
Ser. 4530, Class TI, IO, 4.00%, 11/15/45	332,537	74,843
Ser. 4500, Class GI, IO, 4.00%, 8/15/45	86,379	19,405
Ser. 4462, Class PI, IO, 4.00%, 4/15/45	143,750	32,879
Ser. 4425, IO, 4.00%, 1/15/45	903,441	199,959
Ser. 4452, Class QI, IO, 4.00%, 11/15/44	77,361	21,532
Ser. 4403, Class CI, IO, 4.00%, 10/15/44	543,631	120,278
Ser. 4389, Class IA, IO, 4.00%, 9/15/44	94,058	21,014
Ser. 4355, Class DI, IO, 4.00%, 3/15/44	77,692	13,089
Ser. 4386, Class IL, IO, 4.00%, 12/15/43	1,318,826	225,377
Ser. 4299, Class JI, IO, 4.00%, 7/15/43	538,577	99,637
Ser. 4193, Class PI, IO, 4.00%, 3/15/43	824,944	117,917
Ser. 4425, Class WI, IO, 4.00%, 3/15/43	868,319	128,892
Ser. 4386, Class LI, IO, 4.00%, 2/15/43	778,769	114,576
Ser. 4694, Class GI, IO, 4.00%, 2/15/43	869,170	142,083
Ser. 4000, Class LI, IO, 4.00%, 2/15/42	122,304	18,818
Ser. 4015, Class GI, IO, 4.00%, 3/15/27	314,556	33,777
IFB Ser. 4290, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.794%, 7/15/35	16,035,248	2,097,665
IFB Ser. 4267, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.744%, 5/15/39	2,604,996	168,231
IFB Ser. 4073, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.744%, 8/15/38	82,145	4,807
IFB Ser. 3984, Class DS, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 3.644%, 1/15/42	1,116,215	137,920
Ser. 4604, Class QI, IO, 3.50%, 7/15/46	2,038,641	350,707
Ser. 4591, Class QI, IO, 3.50%, 4/15/46	234,892	40,794

Mortgage Opportunities Fund 15

	Principal
MORTGAGE-BACKED SECURITIES (66.5%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
Ser. 4580, Class ID, IO, 3.50%, 8/15/45	$154,950	$29,631
Ser. 4560, Class PI, IO, 3.50%, 5/15/45	617,153	113,908
Ser. 4475, Class CI, IO, 3.50%, 1/15/44	3,379,280	587,995
Ser. 4501, Class BI, IO, 3.50%, 10/15/43	84,495	14,642
Ser. 4663, Class KI, IO, 3.50%, 11/15/42	765,955	89,908
Ser. 4663, Class TI, IO, 3.50%, 10/15/42	611,660	84,415
Ser. 4413, Class HI, IO, 3.50%, 3/15/40	2,637,247	319,766
Ser. 4099, Class BI, IO, 3.50%, 6/15/39	1,499,699	136,848
Ser. 3904, Class NI, IO, 3.50%, 8/15/26	1,014,220	82,149
Ser. 4801, Class IG, IO, 3.00%, 6/15/48	2,445,373	465,676
Ser. 4134, Class PI, IO, 3.00%, 11/15/42	2,305,347	271,247
Ser. 4182, Class PI, IO, 3.00%, 12/15/41	914,750	61,987
Ser. 4206, Class IP, IO, 3.00%, 12/15/41	155,988	14,086
Ser. 4550, Class AI, IO, 3.00%, 10/15/40	2,325,766	314,444
Ser. 4510, Class HI, IO, 3.00%, 3/15/40	777,732	71,894
Ser. 4656, Class AI, IO, 3.00%, 9/15/37	1,952,135	178,659
Ser. 4666, Class AI, IO, 3.00%, 9/15/35	337,045	25,838
Federal National Mortgage Association
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 8.27%, 5/25/40	22,149	24,249
Ser. 17-8, IO, 6.00%, 2/25/47	1,503,095	391,631
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	117,820	28,996
Ser. 15-69, IO, 6.00%, 9/25/45	853,069	219,636
Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	4,087,106	892,011
Ser. 11-59, Class BI, IO, 6.00%, 8/25/40	600,395	37,597
Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	3,069,606	605,019
Ser. 18-1, Class JI, IO, 5.00%, 2/25/48	2,323,809	478,566
Ser. 12-132, Class PI, IO, 5.00%, 10/25/42	3,289,214	703,070
Ser. 397, Class 2, IO, 5.00%, 9/25/39	908,600	200,562
Ser. 16-104, Class NI, IO, 5.00%, 4/25/38	47,493	416
Ser. 12-49, Class QI, IO, 4.50%, 12/25/40	4,427,301	630,890
Ser. 404, Class 2, IO, 4.50%, 5/25/40	716,022	151,886
IFB Ser. 13-90, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.285%, 9/25/43	1,356,495	246,063
IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 4.135%, 4/25/42	415,420	65,207
IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 4.085%, 4/25/40	299,213	47,874
Ser. 18-15, Class PI, IO, 4.00%, 10/25/47	2,941,345	463,409
Ser. 17-48, Class LI, IO, 4.00%, 5/25/47	3,915,645	784,969
Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	666,193	146,929
Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	854,514	187,993
Ser. 17-15, Class LI, IO, 4.00%, 6/25/46	670,797	115,370
Ser. 16-24, Class CI, IO, 4.00%, 2/25/46	587,270	124,992
Ser. 12-90, Class DI, IO, 4.00%, 3/25/42	3,013,952	591,367
Ser. 14-95, Class TI, IO, 4.00%, 5/25/39	209,642	16,054
IFB Ser. 18-36, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 3.935%, 6/25/48	5,571,008	765,248
IFB Ser. 14-87, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 3.935%, 1/25/45	4,648,767	613,079
IFB Ser. 13-41, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 3.885%, 6/25/40	145,783	9,413
IFB Ser. 14-35, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.835%, 6/25/44	5,150,831	671,823
IFB Ser. 17-8, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.785%, 2/25/47	8,141,947	1,110,643
IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.785%, 11/25/46	3,470,466	468,895
IFB Ser. 16-85, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.785%, 11/25/46	9,486,642	1,158,385
IFB Ser. 16-65, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.785%, 9/25/46	2,696,142	346,079
IFB Ser. 16-78, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.785%, 5/25/39	7,267,597	952,717
IFB Ser. 12-86, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.785%, 4/25/39	105,993	6,038
IFB Ser. 17-16, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.08%), 3.765%, 3/25/47	5,490,537	1,118,697
IFB Ser. 12-103, Class SD, ((-1 x 1 Month US LIBOR) + 6.05%), 3.735%, 9/25/42	511,686	83,294
IFB Ser. 11-134, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 3.685%, 2/25/41	3,788,556	394,048
IFB Ser. 10-140, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 3.685%, 7/25/39	1,327,763	89,558
IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 3.585%, 10/25/41	1,021,542	130,247
Ser. 17-78, Class KI, IO, 3.50%, 10/25/47	1,102,345	213,712

16 Mortgage Opportunities Fund

	Principal
MORTGAGE-BACKED SECURITIES (66.5%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	$394,861	$68,899
Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	4,635,745	759,785
Ser. 15-73, Class PI, IO, 3.50%, 10/25/45	5,494,138	807,725
Ser. 13-40, Class YI, IO, 3.50%, 6/25/42	244,884	35,391
Ser. 12-90, Class EI, IO, 3.50%, 2/25/39	158,583	13,480
Ser. 11-98, Class AI, IO, 3.50%, 11/25/37	3,040,727	123,119
Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	115,590	11,306
Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	424,342	28,534
Ser. 13-27, Class PI, IO, 3.00%, 12/25/41	865,299	57,833
Ser. 13-57, Class IQ, IO, 3.00%, 6/25/41	574,602	64,028
Ser. 16-97, Class KI, IO, 3.00%, 6/25/40	1,482,841	146,994
Government National Mortgage Association
Ser. 16-164, IO, 6.50%, 12/20/46	2,268,524	529,587
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	77,559	17,451
Ser. 17-132, Class IB, IO, 5.50%, 9/20/47	1,915,424	459,702
Ser. 16-149, Class MI, IO, 5.50%, 5/20/39	420,574	56,252
Ser. 18-77, IO, 5.00%, 6/20/48	2,485,388	532,519
Ser. 17-179, Class WI, IO, 5.00%, 12/20/47	—	—
Ser. 17-123, Class IO, IO, 5.00%, 8/16/47	1,112,886	277,305
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	323,440	75,352
Ser. 17-5, IO, 5.00%, 1/20/47	—	—
Ser. 16-150, Class I, IO, 5.00%, 11/20/46	3,906,668	822,901
Ser. 16-42, IO, 5.00%, 2/20/46	780,603	172,014
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	1,533,841	218,434
Ser. 17-136, Class IY, IO, 5.00%, 3/20/45	1,267,902	288,004
Ser. 15-35, Class AI, IO, 5.00%, 3/16/45	3,135,527	694,715
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	1,899,872	447,135
Ser. 14-132, IO, 5.00%, 9/20/44	3,216,891	723,221
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	51,777	11,658
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	487,898	109,767
Ser. 11-135, Class DI, IO, 5.00%, 4/16/40	1,106,221	267,390
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	36,508	8,351
Ser. 17-26, Class EI, IO, 5.00%, 2/20/40	1,905,389	338,621
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	168,542	37,694
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	23,736	5,584
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	2,133,192	497,055
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	223,484	52,149
Ser. 17-132, Class IA, IO, 4.50%, 9/20/47	3,294,560	691,858
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	312,578	63,297
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	125,279	19,756
Ser. 16-49, IO, 4.50%, 11/16/45	1,015,659	225,163
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	94,093	20,451
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	1,955,974	257,035
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	175,876	38,357
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	725,595	153,196
Ser. 14-161, Class HI, IO, 4.50%, 6/20/44	1,143,867	198,747
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43	119,955	20,528
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	458,482	99,599
Ser. 12-129, IO, 4.50%, 11/16/42	219,805	49,302
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	109,639	23,124
Ser. 12-98, Class AI, IO, 4.50%, 4/16/42	1,604,421	306,749
Ser. 14-98, Class AI, IO, 4.50%, 10/20/41	1,223,807	131,140
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	105,134	22,636
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	77,445	16,436
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	34,579	7,073
Ser. 09-121, Class DI, IO, 4.50%, 12/16/39	6,182,627	1,292,849
Ser. 14-95, Class JI, IO, 4.50%, 12/16/39	2,679,393	550,929
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 4.399%, 12/20/43	3,038,719	510,414

Mortgage Opportunities Fund 17

	Principal
MORTGAGE-BACKED SECURITIES (66.5%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 11-148, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.69%), 4.38%, 11/16/41	$1,920,524	$324,933
IFB Ser. 10-125, Class SD, ((-1 x 1 Month US LIBOR) + 6.68%), 4.37%, 1/16/40	5,556,066	694,508
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.299%, 4/20/38	74,611	12,777
IFB Ser. 10-50, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 4.249%, 12/20/38	184,935	7,397
IFB Ser. 10-3, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 4.249%, 11/20/38	262,763	8,034
IFB Ser. 10-167, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 4.19%, 8/16/38	3,953,611	138,376
IFB Ser. 10-62, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.49%), 4.189%, 5/20/40	92,746	13,885
Ser. 17-130, Class IB, IO, 4.00%, 8/20/47	2,111,523	393,305
Ser. 17-120, Class IJ, IO, 4.00%, 4/20/47	1,850,593	268,336
Ser. 17-99, Class AI, IO, 4.00%, 1/20/47	2,075,890	370,090
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46	1,916,666	323,437
Ser. 16-138, Class DI, IO, 4.00%, 10/20/46	1,187,065	225,590
Ser. 16-69, IO, 4.00%, 5/20/46	138,000	24,818
Ser. 16-29, IO, 4.00%, 2/16/46	737,169	146,512
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	131,903	24,886
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	91,505	17,422
Ser. 16-47, Class CI, IO, 4.00%, 9/20/45	763,026	123,099
Ser. 15-106, Class CI, IO, 4.00%, 5/20/45	520,547	88,739
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	263,749	55,066
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	129,110	24,214
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	132,551	21,517
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	2,978,985	420,782
Ser. 17-17, Class EI, IO, 4.00%, 9/20/44	3,175,437	416,776
Ser. 17-68, Class IL, IO, 4.00%, 8/20/44	2,719,254	417,188
Ser. 15-40, Class KI, IO, 4.00%, 7/20/44	2,487,198	408,129
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	725,874	101,936
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	3,032,559	630,075
Ser. 15-144, Class IA, IO, 4.00%, 1/16/43	434,863	63,101
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	316,602	63,122
Ser. 15-162, Class BI, IO, 4.00%, 11/20/40	474,391	60,627
Ser. 14-115, Class EI, IO, 4.00%, 6/20/38	98,533	3,918
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 3.949%, 7/20/48	2,795,998	394,935
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 3.899%, 6/20/48	3,150,056	425,258
IFB Ser. 13-167, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.849%, 11/20/43	4,494,780	634,888
IFB Ser. 16-77, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.849%, 3/20/43	992,160	94,821
IFB Ser. 13-104, Class YS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.84%, 7/16/43	933,020	117,943
IFB Ser. 16-77, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.799%, 10/20/45	71,124	10,510
IFB Ser. 14-58, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.799%, 4/20/44	1,594,075	222,166
IFB Ser. 14-60, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.799%, 4/20/44	90,715	12,273
IFB Ser. 13-182, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.799%, 12/20/43	51,443	8,112
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.749%, 6/20/43	3,185,511	565,834
IFB Ser. 11-22, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 3.699%, 7/20/40	188,871	14,021
IFB Ser. 10-134, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 3.699%, 11/20/39	490,128	34,686
IFB Ser. 16-167, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 3.699%, 4/20/38	151,586	3,995
Ser. 17-141, Class ID, IO, 3.50%, 7/20/47	2,156,775	356,429
Ser. 17-130, Class NI, IO, 3.50%, 1/20/47	4,605,785	787,146
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	128,438	14,617
Ser. 17-180, Class IP, IO, 3.50%, 11/20/46	2,801,262	425,316
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46	250,376	29,506
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	98,254	16,764
Ser. 15-111, Class IJ, IO, 3.50%, 8/20/45	1,735,010	295,418
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	3,903,286	706,625
Ser. 16-83, Class PI, IO, 3.50%, 6/20/45	235,288	32,511
Ser. 15-52, Class IK, IO, 3.50%, 4/20/45	433,485	63,551
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	65,070	11,656
Ser. 17-136, Class IG, IO, 3.50%, 2/20/44	3,516,675	384,654
Ser. 17-6, Class DI, IO, 3.50%, 1/20/44	4,055,276	473,274
Ser. 17-17, Class DI, IO, 3.50%, 9/20/43	142,910	20,069

18 Mortgage Opportunities Fund

	Principal
MORTGAGE-BACKED SECURITIES (66.5%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	$103,343	$18,288
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	104,571	16,405
Ser. 13-14, IO, 3.50%, 12/20/42	165,471	24,879
Ser. 12-103, Class CI, IO, 3.50%, 8/16/42	1,315,076	253,526
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	98,743	9,746
Ser. 15-62, Class IL, IO, 3.50%, 2/16/42	—	—
Ser. 15-165, Class IC, IO, 3.50%, 7/16/41	6,772,797	741,256
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39	3,961,456	465,471
Ser. 15-134, Class LI, IO, 3.50%, 5/20/39	582,264	44,398
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	1,661,977	137,221
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38	75,101	4,788
Ser. 15-87, Class AI, IO, 3.50%, 12/20/38	1,201,803	80,001
Ser. 15-69, Class IK, IO, 3.50%, 3/20/38	1,332,766	127,017
Ser. 14-139, Class NI, IO, 3.50%, 8/20/28	901,368	64,980
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	2,000,703	180,183
Ser. 17-H22, Class DI, IO, 3.157%, 11/20/67 W	5,632,828	774,514
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	1,378,337	117,922
Ser. 17-H22, Class EI, IO, 2.92%, 10/20/67 W	2,206,021	253,692
Ser. 17-H03, Class DI, IO, 2.814%, 12/20/66 W	4,871,453	627,200
Ser. 17-H03, Class AI, IO, 2.799%, 12/20/66 W	2,260,681	265,630
Ser. 17-H03, Class CI, IO, 2.766%, 12/20/66 W	4,323,610	535,047
Ser. 16-H22, Class AI, IO, 2.677%, 10/20/66 W	7,847,949	869,145
Ser. 16-H23, Class NI, IO, 2.623%, 10/20/66 W	413,472	46,640
Ser. 16-H21, Class AI, IO, 2.572%, 9/20/66 W	5,619,760	653,297
Ser. 16-H27, Class BI, IO, 2.536%, 12/20/66 W	1,337,860	154,790
Ser. 17-H02, Class BI, IO, 2.425%, 1/20/67 W	4,869,701	602,869
Ser. 16-H20, Class NI, IO, 2.416%, 9/20/66 W	1,233,215	127,946
Ser. 17-H03, Class EI, IO, 2.397%, 1/20/67 W	958,063	141,314
Ser. 18-H07, Class IE, IO, 2.36%, 2/20/68 W	15,452,381	1,062,351
Ser. 17-H06, Class BI, IO, 2.351%, 2/20/67 W	2,047,093	242,171
Ser. 17-H04, Class BI, IO, 2.347%, 2/20/67 W	8,193,903	1,126,662
Ser. 15-H20, Class CI, IO, 2.336%, 8/20/65 W	156,796	16,335
Ser. 10-H22, Class CI, IO, 2.333%, 10/20/60 W	661,821	32,264
Ser. 16-H14, Class AI, IO, 2.329%, 6/20/66 W	198,941	21,222
Ser. 15-H25, Class CI, IO, 2.315%, 10/20/65 W	135,171	12,165
FRB Ser. 15-H16, Class XI, IO, 2.303%, 7/20/65 W	89,587	8,887
Ser. 17-H08, Class DI, IO, 2.302%, 2/20/67 W	1,371,269	217,689
Ser. 15-H25, Class BI, IO, 2.28%, 10/20/65 W	219,393	19,745
Ser. 15-H26, Class DI, IO, 2.277%, 10/20/65 W	128,750	12,205
Ser. 16-H18, Class QI, IO, 2.24%, 6/20/66 W	3,448,459	421,909
Ser. 18-H01, Class AI, IO, 2.233%, 1/20/68 W	13,567,320	1,876,360
Ser. 17-H08, Class EI, IO, 2.197%, 2/20/67 W	4,153,509	539,956
Ser. 17-H14, Class JI, IO, 2.193%, 6/20/67 W	3,462,953	510,786
Ser. 17-H20, Class DI, IO, 2.17%, 10/20/67 W	2,174,479	301,383
Ser. 17-H08, Class NI, IO, 2.167%, 3/20/67 W	881,783	100,700
Ser. 17-H20, Class AI, IO, 2.142%, 10/20/67 W	5,515,367	744,575
FRB Ser. 16-H16, Class DI, IO, 2.128%, 6/20/66 W	1,595,114	183,438
Ser. 17-H06, Class MI, IO, 2.126%, 2/20/67 W	2,959,166	345,204
Ser. 17-H20, Class HI, IO, 2.113%, 10/20/67 W	1,782,013	247,254
Ser. 15-H29, Class HI, IO, 2.095%, 9/20/65 W	4,042,854	348,898
Ser. 16-H24, IO, 2.094%, 9/20/66 W	532,195	60,537
Ser. 16-H11, Class HI, IO, 2.089%, 1/20/66 W	282,009	26,086
Ser. 15-H13, Class AI, IO, 2.079%, 6/20/65 W	523,274	49,057
Ser. 17-H18, Class DI, IO, 2.077%, 9/20/67 W	2,403,265	315,429
Ser. 17-H11, Class NI, IO, 2.072%, 5/20/67 W	7,638,160	797,195
Ser. 16-H06, Class HI, IO, 2.062%, 2/20/66	170,542	14,920
Ser. 18-H02, Class IM, IO, 2.058%, 2/20/68 W	3,973,157	610,873
Ser. 15-H22, Class HI, IO, 2.043%, 8/20/65 W	4,623,200	478,039

Mortgage Opportunities Fund 19

	Principal
MORTGAGE-BACKED SECURITIES (66.5%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 17-H19, Class MI, IO, 2.039%, 4/20/67 W	$1,985,936	$227,390
Ser. 15-H24, Class HI, IO, 2.028%, 9/20/65 W	289,814	20,299
Ser. 17-H13, Class QI, IO, 2.027%, 6/20/67 W	3,354,182	395,113
Ser. 18-H02, Class HI, IO, 2.023%, 1/20/68 W	7,761,253	1,084,150
Ser. 14-H21, Class AI, IO, 2.018%, 10/20/64 W	301,404	24,294
Ser. 17-H16, Class JI, IO, 2.017%, 8/20/67 W	898,716	124,697
Ser. 16-H17, Class DI, IO, 1.981%, 7/20/66 W	3,878,505	415,078
Ser. 18-H11, Class JI, IO, 1.918%, 7/20/68 W	6,088,463	781,150
Ser. 15-H15, Class JI, IO, 1.914%, 6/20/65 W	275,832	26,149
Ser. 17-H20, Class GI, IO, 1.886%, 9/20/67 W	9,586,907	1,150,429
Ser. 18-H05, Class BI, IO, 1.867%, 2/20/68 W	3,281,848	439,973
Ser. 17-H09, Class DI, IO, 1.86%, 3/20/67 W	3,097,444	279,699
Ser. 17-H21, Class AI, IO, 1.856%, 10/20/67 W	11,922,150	1,410,164
Ser. 18-H11, Class AI, IO, 1.853%, 2/20/68 W	5,586,206	698,276
Ser. 17-H05, Class CI, IO, 1.851%, 2/20/67 W	11,071,494	1,414,306
Ser. 17-H11, Class DI, IO, 1.822%, 5/20/67 W	594,026	66,828
Ser. 16-H22, IO, 1.82%, 10/20/66 W	7,123,952	640,572
Ser. 15-H25, Class EI, IO, 1.811%, 10/20/65 W	161,099	13,822
Ser. 15-H23, Class DI, IO, 1.80%, 9/20/65 W	170,318	15,496
Ser. 15-H20, Class AI, IO, 1.789%, 8/20/65 W	149,272	13,136
Ser. 15-H18, Class IA, IO, 1.78%, 6/20/65 W	210,677	13,399
Ser. 15-H10, Class CI, IO, 1.772%, 4/20/65 W	162,901	14,586
Ser. 15-H26, Class GI, IO, 1.756%, 10/20/65 W	87,616	7,693
Ser. 17-H06, Class DI, IO, 1.731%, 2/20/67 W	1,268,886	106,079
Ser. 13-H15, Class CI, IO, 1.731%, 7/20/63 W	4,314,158	177,027
Ser. 15-H10, Class HI, IO, 1.719%, 4/20/65 W	298,342	25,508
Ser. 17-H09, IO, 1.706%, 4/20/67 W	816,911	82,154
Ser. 17-H16, Class IB, IO, 1.701%, 8/20/67 W	7,973,770	776,645
Ser. 15-H23, Class BI, IO, 1.694%, 9/20/65 W	106,802	8,694
Ser. 17-H09, Class HI, IO, 1.693%, 3/20/67 W	1,360,084	168,310
Ser. 15-H26, Class EI, IO, 1.688%, 10/20/65 W	344,799	29,791
Ser. 16-H26, Class KI, IO, 1.68%, 11/20/66 W	6,756,799	540,544
Ser. 17-H10, Class MI, IO, 1.674%, 4/20/67 W	9,337,775	892,691
Ser. 17-H14, Class DI, IO, 1.667%, 6/20/67 W	1,000,088	69,734
Ser. 15-H09, Class BI, IO, 1.656%, 3/20/65 W	67,479	5,297
Ser. 16-H24, Class CI, IO, 1.654%, 10/20/66 W	8,051,971	666,470
Ser. 14-H25, Class BI, IO, 1.644%, 12/20/64 W	2,931,432	227,262
Ser. 17-H16, Class CI, IO, 1.628%, 7/20/67 W	10,240,408	640,200
Ser. 13-H14, Class XI, IO, 1.617%, 3/20/63 W	398,513	18,571
Ser. 16-H12, Class AI, IO, 1.608%, 7/20/65 W	546,702	42,703
Ser. 15-H22, Class EI, IO, 1.582%, 8/20/65 W	313,377	15,920
Ser. 18-H01, Class IB, IO, 1.579%, 1/20/68 W	14,545,642	795,647
Ser. 15-H24, Class BI, IO, 1.575%, 8/20/65 W	517,007	23,036
Ser. 15-H25, Class AI, IO, 1.573%, 9/20/65 W	382,438	28,912
Ser. 16-H27, Class EI, IO, 1.562%, 12/20/66 W	6,683,676	655,274
Ser. 17-H03, Class HI, IO, 1.555%, 1/20/67 W	723,112	56,945
Ser. 14-H13, Class BI, IO, 1.546%, 5/20/64 W	335,446	17,192
Ser. 17-H06, Class EI, 1.54%, 2/20/67 W	239,817	15,967
Ser. 15-H14, Class BI, IO, 1.539%, 5/20/65 W	520,909	24,941
FRB Ser. 12-H23, Class WI, IO, 1.531%, 10/20/62 W	938,333	42,164
Ser. 15-H01, Class BI, IO, 1.529%, 1/20/65 W	9,299,626	620,006
Ser. 14-H23, Class BI, IO, 1.519%, 11/20/64 W	8,721,640	688,661
Ser. 11-H15, Class AI, IO, 1.518%, 6/20/61 W	2,744,852	144,105
Ser. 17-H16, Class HI, IO, 1.516%, 8/20/67 W	5,541,298	519,497
Ser. 18-H08, Class FI, IO, 1.482%, 6/20/68 W	5,070,535	550,949
Ser. 16-H25, Class GI, IO, 1.469%, 11/20/66 W	1,038,816	51,690
Ser. 15-H03, Class DI, IO, 1.455%, 1/20/65 W	438,553	37,409
Ser. 14-H08, Class CI, IO, 1.451%, 3/20/64 W	15,217,011	738,466

20 Mortgage Opportunities Fund

	Principal
MORTGAGE-BACKED SECURITIES (66.5%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 13-H24, Class AI, IO, 1.449%, 9/20/63 W	$731,575	$29,391
Ser. 14-H06, Class BI, IO, 1.436%, 2/20/64 W	10,070,462	490,462
Ser. 12-H29, Class AI, IO, 1.432%, 10/20/62 W	2,440,637	87,773
Ser. 12-H29, Class FI, IO, 1.432%, 10/20/62 W	2,440,637	87,773
Ser. 10-H19, Class BI, IO, 1.429%, 8/20/60 W	449,328	25,832
Ser. 17-H16, Class KI, IO, 1.428%, 8/20/67 W	6,421,871	475,418
Ser. 14-H08, Class BI, IO, 1.419%, 4/20/64 W	237,077	18,670
Ser. 10-H20, Class IF, IO, 1.411%, 10/20/60 W	3,634,116	181,706
Ser. 17-H14, Class EI, IO, 1.401%, 6/20/67 W	4,512,694	394,861
Ser. 14-H09, Class AI, IO, 1.391%, 1/20/64 W	239,596	10,482
Ser. 16-H08, Class GI, IO, 1.387%, 4/20/66 W	269,596	15,084
Ser. 12-H29, Class CI, IO, 1.387%, 2/20/62 W	8,723,888	392,575
Ser. 16-H04, Class KI, IO, 1.332%, 2/20/66 W	116,478	8,590
Ser. 16-H06, Class AI, IO, 1.32%, 2/20/66	2,621,944	239,313
Ser. 12-H06, Class AI, IO, 1.313%, 1/20/62 W	962,085	40,889
Ser. 11-H08, Class GI, IO, 1.225%, 3/20/61 W	336,698	14,007
FRB Ser. 11-H07, Class FI, IO, 1.199%, 2/20/61 W	738,796	22,312
Ser. 16-H02, Class HI, IO, 1.175%, 1/20/66 W	398,457	32,195
Ser. 12-H11, Class FI, IO, 1.175%, 2/20/62 W	12,241,588	430,047
Ser. 12-H10, Class AI, IO, 1.17%, 12/20/61 W	7,153,316	241,424
Ser. 15-H04, Class AI, IO, 1.056%, 12/20/64 W	6,539,187	539,483
Ser. 11-H16, Class FI, IO, 1.001%, 7/20/61 W	2,612,850	94,854
Ser. 15-H26, Class CI, IO, 0.866%, 8/20/65 W	419,943	5,039
		94,020,770
Commercial mortgage-backed securities (9.1%)
Banc of America Commercial Mortgage Trust Ser. 08-1, Class AJ, 6.79%, 2/10/51 W	21,541	22,043
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 07-T28, Class D, 5.718%, 9/11/42 W	332,000	297,140
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class F, 5.25%, 12/15/47 W	100,000	89,691
Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC21, Class D, 5.09%, 5/10/47 W	220,000	202,822
COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 6.015%, 5/15/46 W	710,132	713,659
COMM Mortgage Trust 144A FRB Ser. 12-CR3, Class E, 4.911%, 10/15/45 W	100,000	85,282
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C4, Class C, 6.185%, 9/15/39 W	245,815	249,111
FRB Ser. 08-C1, Class AJ, 6.17%, 2/15/41 W	99,597	83,761
GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.84%, 1/10/45 W	19,000	18,715
Ser. 11-GC3, Class E, 5.00%, 3/10/44 W	531,000	509,706
FRB Ser. 14-GC24, Class D, 4.663%, 9/10/47 W	1,670,000	1,479,231
FRB Ser. 13-GC10, Class E, 4.544%, 2/10/46 W	1,024,000	800,642
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.973%, 2/15/47 W	426,000	381,448
Ser. 13-C14, Class F, 3.598%, 8/15/46 W	625,000	441,895
Ser. 14-C23, Class E, 3.364%, 9/15/47 W	626,000	467,935
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	100,000	62,141
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.308%, 4/15/46 W	686,000	574,506
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.441%, 2/12/51 W	1,451,000	1,451,000
FRB Ser. 12-C6, Class E, 5.312%, 5/15/45 W	224,000	199,400
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	1,000,000	764,228
Ser. 12-C6, Class G, 2.972%, 5/15/45 W	100,000	76,885
ML-CFC Commercial Mortgage Trust
Ser. 07-6, Class AM, 5.526%, 3/12/51 W	351,204	351,035
FRB Ser. 06-4, Class C, 5.324%, 12/12/49 W	764,760	752,448
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C10, Class D, 4.218%, 7/15/46 W	125,000	113,437
FRB Ser. 13-C10, Class E, 4.218%, 7/15/46 W	750,000	602,531
FRB Ser. 13-C10, Class F, 4.218%, 7/15/46 W	1,579,000	1,258,736
Ser. 14-C15, Class F, 4.00%, 4/15/47	477,000	380,132
Ser. 14-C18, Class D, 3.389%, 10/15/47	409,000	319,090

Mortgage Opportunities Fund 21

	Principal
MORTGAGE-BACKED SECURITIES (66.5%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class B, 5.538%, 2/12/44 W	$57,288	$57,365
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	100,000	94,615
Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class F, 6.288%, 1/11/43 W	58,574	57,555
FRB Ser. 12-C4, Class D, 5.601%, 3/15/45 W	211,000	199,203
FRB Ser. 12-C4, Class E, 5.601%, 3/15/45 W	802,000	728,617
FRB Ser. 11-C3, Class G, 5.326%, 7/15/49 W	1,171,000	1,029,565
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class E, 5.00%, 5/10/45 W	657,000	578,736
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class E, 5.049%, 5/10/63 W	38,000	31,900
Ser. 12-C2, Class F, 5.00%, 5/10/63 W	58,000	40,348
Wachovia Bank Commercial Mortgage Trust FRB Ser. 05-C21, Class D, 3.297%, 10/15/44 W	526,215	521,311
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.422%, 7/15/46 W	750,000	660,694
Ser. 10-C1, Class E, 4.00%, 11/15/43	428,000	405,359
Ser. 14-LC16, Class D, 3.938%, 8/15/50	1,208,000	977,488
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.839%, 2/15/44 W	75,000	74,294
FRB Ser. 12-C7, Class D, 4.976%, 6/15/45 W	354,000	325,907
FRB Ser. 12-C7, Class E, 4.976%, 6/15/45 W	1,015,000	868,860
FRB Ser. 12-C9, Class E, 4.94%, 11/15/45 W	815,000	696,587
FRB Ser. 13-C15, Class D, 4.622%, 8/15/46 W	1,350,000	1,162,235
FRB Ser. 12-C10, Class D, 4.59%, 12/15/45 W	1,048,000	917,164
FRB Ser. 13-C11, Class E, 4.408%, 3/15/45 W	356,000	314,403
		22,490,856
Residential mortgage-backed securities (non-agency) (19.6%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%),
2.471%, 5/25/47	142,148	108,005
Bear Stearns Alt-A Trust
FRB Ser. 05-7, Class 21A1, 4.392%, 9/25/35 W	690,424	642,588
FRB Ser. 05-8, Class 21A1, 4.224%, 10/25/35 W	498,623	508,531
FRB Ser. 06-6, Class 1A1, (1 Month US LIBOR + 0.32%), 2.635%, 11/25/36	1,022,384	1,049,426
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (1 Month US LIBOR + 0.23%), 2.545%, 9/25/46	181,276	181,549
Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class B1, (1 Month US LIBOR + 6.30%), 8.615%, 7/25/25 (Bermuda)	150,000	152,715
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 3.99%, 4/25/37 W	857,054	856,300
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 2.665%, 3/25/37	422,775	357,846
FRB Ser. 07-WFH3, Class M1, (1 Month US LIBOR + 0.26%), 2.575%, 6/25/37	320,000	299,200
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 3.013%, 8/25/46	247,516	217,690
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 2.993%, 6/25/46	68,700	63,098
FRB Ser. 06-45T1, Class 2A7, (1 Month US LIBOR + 0.34%), 2.655%, 2/25/37	509,826	312,784
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 2.631%, 11/20/35	67,232	64,501
FRB Ser. 05-51, Class 3A3A, (1 Month US LIBOR + 0.32%), 2.621%, 11/20/35	328,520	301,812
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%), 2.505%, 8/25/46	247,108	208,807
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%), 2.505%, 8/25/46	652,312	580,558
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.505%, 8/25/46	679,312	579,215
Countrywide Home Loan Mortgage Pass-Through Trust FRB Ser. 06-OA5, Class 2A1, (1 Month US LIBOR
+ 0.20%), 2.515%, 4/25/46	86,771	77,986
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%),
12.815%, 5/25/28	249,432	322,543
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 11.665%, 4/25/28	358,551	458,477
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 9.865%, 12/25/27	736,888	897,623
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (1 Month US LIBOR + 5.15%), 7.465%, 10/25/29	250,000	282,470
FRB Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 7.315%, 12/25/28	670,000	767,662
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, (1 Month US LIBOR + 4.95%), 7.256%, 7/25/29	1,203,000	1,342,232
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 6.165%, 3/25/29	343,000	378,642

22 Mortgage Opportunities Fund

	Principal
MORTGAGE-BACKED SECURITIES (66.5%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation
FRB Ser. 17-HQA1, Class M2, (1 Month US LIBOR + 3.55%), 5.865%, 8/25/29	$490,000	$526,907
Structured Agency Credit Risk Debt Notes FRB Ser. 18-DNA1, Class B1, (1 Month US LIBOR + 3.15%),
5.465%, 7/25/30	775,000	726,780
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2, (1 Month US LIBOR + 2.50%), 4.815%, 3/25/30	310,000	316,219
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 4.615%, 9/25/30	1,400,000	1,383,283
Federal Home Loan Mortgage Corporation 144A Structured Agency Credit Risk Debt FRN Ser. 18-DNA2,
Class B1, (1 Month US LIBOR + 3.70%), 6.015%, 12/25/30	2,220,000	2,121,686
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (1 Month US LIBOR + 12.75%), 15.065%, 10/25/28	825,753	1,173,172
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 14.565%, 9/25/28	94,763	137,005
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 14.065%, 10/25/28	134,933	187,341
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 14.065%, 8/25/28	60,765	85,889
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 13.065%, 1/25/29	69,842	92,057
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 8.215%, 10/25/28	1,507,000	1,712,087
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 8.015%, 4/25/28	840,123	959,192
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.865%, 4/25/28	1,192,747	1,336,819
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 7.815%, 9/25/29	1,919,000	2,229,582
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 7.615%, 10/25/28	896,000	1,038,286
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2B1, (1 Month US LIBOR + 5.05%), 7.365%, 11/25/29	1,500,000	1,662,119
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.315%, 7/25/25	491,276	540,208
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 7.165%, 10/25/29	1,375,000	1,523,698
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 6.765%, 1/25/29	700,000	766,978
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 6.665%, 5/25/29	721,000	789,621
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.565%, 4/25/29	486,000	540,596
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 5.915%, 1/25/30	1,175,000	1,191,133
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 5.865%, 7/25/30	778,000	766,556
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 5.865%, 7/25/29	558,000	601,718
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 5.115%, 2/25/30	1,340,000	1,377,525
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2, (1 Month US LIBOR + 2.65%), 4.965%, 2/25/30	1,920,000	1,970,573
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2, (1 Month US LIBOR + 2.55%), 4.865%, 12/25/30	493,000	492,172
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 4.565%, 7/25/30	1,350,000	1,344,642
GSAA Home Equity Trust
FRB Ser. 05-15, Class 2A2, (1 Month US LIBOR + 0.25%), 2.565%, 1/25/36	802,574	517,660
FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.18%), 2.495%, 5/25/36	151,185	66,346
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 2.625%, 5/25/37	998,293	739,363
HarborView Mortgage Loan Trust FRB Ser. 04-11, Class 1A, (1 Month US LIBOR + 0.70%), 3.003%, 1/19/35	633,868	443,708
IndyMac INDX Mortgage Loan Trust FRB Ser. 06-AR11, Class 2A1, 3.877%, 6/25/36 W	74,757	69,441
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 2.515%, 6/25/37	354,481	210,614
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-NC1, Class M2, (1 Month US LIBOR + 2.33%), 4.64%, 12/27/33	358,763	357,400
MortgageIT Trust FRB Ser. 05-3, Class M4, (1 Month US LIBOR + 0.95%), 3.26%, 8/25/35	44,857	41,364
Oaktown Re, Ltd. 144A
FRB Ser. 17-1A, Class B1, (1 Month US LIBOR + 6.00%), 8.065%, 4/25/27 (Bermuda)	960,000	1,007,700
FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 5.165%, 7/25/28 (Bermuda)	1,030,000	1,028,713
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 5.015%, 3/25/28 (Bermuda)	1,500,000	1,520,566
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 2.525%, 8/25/36	221,931	195,299
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 2.495%, 1/25/37	85,406	78,746
FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%), 2.435%, 8/25/36	667,797	607,695
VOLT LXIX, LLC 144A Ser. 18-NPL5, Class A1B, 4.704%, 8/25/48	500,000	498,125
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 4.133%, 9/25/35 W	692,899	692,713
FRB Ser. 04-AR12, Class A2B, (1 Month US LIBOR + 0.92%), 3.235%, 10/25/44	308,246	299,214
FRB Ser. 05-AR13, Class A1C4, (1 Month US LIBOR + 0.43%), 2.745%, 10/25/45	209,378	203,552
Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 05-AR16, Class 6A4, 4.472%, 10/25/35 W	21,065	20,595
FRB Ser. 06-AR2, Class 1A1, 4.352%, 3/25/36 W	792,285	795,056
FRB Ser. 06-AR5, Class 1A1, 4.202%, 4/25/36 W	799,326	807,320
		48,807,294
Total mortgage-backed securities (cost $164,335,502)		$165,318,920

Mortgage Opportunities Fund 23

	Principal
ASSET-BACKED SECURITIES (2.0%)*	amount	Value
loanDepot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%),
3.115%, 11/25/50	$1,032,000	$1,032,000
Nationstar HECM Loan Trust 144A Ser. 18-2A, Class M5, 6.00%, 7/25/28 W	600,000	583,793
Station Place Securitization Trust 144A
FRB Ser. 18-1, Class A, (1 Month US LIBOR + 0.90%), 3.182%, 4/24/19	1,166,000	1,166,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%), 2.982%, 9/24/19	1,205,000	1,205,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%), 2.982%, 7/24/19	918,000	918,000
Total asset-backed securities (cost $4,903,103)		$4,904,793

PURCHASED SWAP OPTIONS OUTSTANDING (0.6%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value
Barclays Bank PLC
3.1775/3 month USD-LIBOR-BBA/Dec-28	Dec-18/3.1775	$35,625,000	$375,844
(3.3775)/3 month USD-LIBOR-BBA/Dec-28	Dec-18/3.3775	35,625,000	36
Citibank, N.A.
3.07/3 month USD-LIBOR-BBA/Dec-28	Dec-18/3.07	35,625,000	158,888
3.058/3 month USD-LIBOR-BBA/Dec-28	Dec-18/3.058	12,621,000	57,930
(3.25)/3 month USD-LIBOR-BBA/Dec-28	Dec-18/3.25	35,625,000	9,263
(3.238)/3 month USD-LIBOR-BBA/Dec-28	Dec-18/3.238	12,621,000	7,446
Goldman Sachs International
3.07125/3 month USD-LIBOR-BBA/Dec-28	Dec-18/3.07125	160,087,700	779,626
3.0375/3 month USD-LIBOR-BBA/Jan-29	Jan-19/3.0375	12,621,000	58,814
Total purchased swap options outstanding (cost $1,097,970)			$1,447,847

	Expiration
PURCHASED OPTIONS OUTSTANDING (0.4%)*	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-18/$94.09	$4,000,000	$4,000,000	$20
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/96.88	43,000,000	43,000,000	514,065
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.11	8,000,000	8,000,000	79,984
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.27	8,000,000	8,000,000	70,824
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.42	8,000,000	8,000,000	62,192
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/98.17	9,000,000	9,000,000	10,359
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/98.33	9,000,000	9,000,000	5,796
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.75	17,000,000	17,000,000	73,304
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.59	17,000,000	17,000,000	62,526
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.44	17,000,000	17,000,000	53,074
Total purchased options outstanding (cost $853,750)				$932,144

	Principal amount/
SHORT-TERM INVESTMENTS (31.4%)*		shares	Value
Interest in $401,327,000 joint tri-party repurchase agreement dated 11/30/18 with Citigroup Global Markets,
Inc. due 12/3/18 — maturity value of $10,851,070 for an effective yield of 2.290% (collateralized by various U.S.
Treasury notes and bonds and various mortgage backed securities with coupon rates ranging from 0.125%
to 7.000% and due dates ranging from 3/31/20 to 10/20/68, valued at $409,353,540)		$10,849,000	$10,849,000
Putnam Short Term Investment Fund 2.37% L	Shares	42,734,078	42,734,078
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15% P	Shares	586,000	586,000
U.S. Treasury Bills 2.481%, 4/18/19 ∆		$528,000	523,143
U.S. Treasury Bills 2.393%, 2/21/19 ∆		486,000	483,489
U.S. Treasury Bills 2.382%, 3/7/19 ∆ §		3,638,000	3,615,879
U.S. Treasury Bills 2.376%, 2/14/19 ∆ §		6,519,000	6,488,332
U.S. Treasury Bills 2.350%, 2/7/19 §		287,000	285,790
U.S. Treasury Bills 2.310%, 1/24/19 ∆ §		873,000	870,128
U.S. Treasury Bills 2.299%, 1/17/19 ∆ §		3,596,000	3,585,768
U.S. Treasury Bills 2.260%, 1/10/19 ∆ §		4,763,000	4,751,782

24 Mortgage Opportunities Fund

	Principal amount/
SHORT-TERM INVESTMENTS (31.4%)* cont.	shares	Value
U.S. Treasury Bills 2.165%, 12/13/18 ∆ §	$2,620,000	$2,618,435
U.S. Treasury Bills 2.162%, 12/6/18 ∆	575,000	574,898
Total short-term investments (cost $77,963,725)		$77,966,722

TOTAL INVESTMENTS
Total investments (cost $423,017,723)		$425,269,685

Key to holding’s abbreviations

bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OTC	Over-the-counter
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from June 1, 2018 through November 30, 2018 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $248,667,189.

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $16,584,461 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $4,806,148 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $111,714,462 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

WRITTEN SWAP OPTIONS OUTSTANDING at 11/30/18 (premiums $1,049,606) (Unaudited)
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value
Barclays Bank PLC
3.2775/3 month USD-LIBOR-BBA/Dec-28	Dec-18/3.2775	$17,812,500	$18
(3.2775)/3 month USD-LIBOR-BBA/Dec-28	Dec-18/3.2775	17,812,500	340,931
Citibank, N.A.
3.148/3 month USD-LIBOR-BBA/Dec-28	Dec-18/3.148	6,310,500	11,738
3.16/3 month USD-LIBOR-BBA/Dec-28	Dec-18/3.16	17,812,500	19,238
(3.148)/3 month USD-LIBOR-BBA/Dec-28	Dec-18/3.148	6,310,500	59,697
(3.16)/3 month USD-LIBOR-BBA/Dec-28	Dec-18/3.16	17,812,500	175,097
Goldman Sachs International
3.2975/3 month USD-LIBOR-BBA/Jan-29	Jan-19/3.2975	6,310,500	3,534
(3.0975)/3 month USD-LIBOR-BBA/Jan-29	Jan-19/3.0975	6,310,500	46,130
(3.16125)/3 month USD-LIBOR-BBA/Dec-28	Dec-18/3.16125	80,043,800	813,244
Total			$1,469,627

Mortgage Opportunities Fund 25

WRITTEN OPTIONS OUTSTANDING at 11/30/18 (premiums $930,625) (Unaudited)
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Dec-18/$94.09	$4,000,000	$4,000,000	$49,388
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.57	8,000,000	8,000,000	54,720
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.72	8,000,000	8,000,000	47,240
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.88	8,000,000	8,000,000	40,416
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.02	8,000,000	8,000,000	34,704
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.18	8,000,000	8,000,000	29,176
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.34	8,000,000	8,000,000	24,312
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/98.51	9,000,000	9,000,000	2,655
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/98.67	9,000,000	9,000,000	1,251
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/98.85	9,000,000	9,000,000	450
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/99.01	9,000,000	9,000,000	162
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.27	17,000,000	17,000,000	44,098
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.11	17,000,000	17,000,000	37,128
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/96.95	17,000,000	17,000,000	31,178
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/96.78	17,000,000	17,000,000	25,653
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/96.63	17,000,000	17,000,000	21,454
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/96.47	17,000,000	17,000,000	17,901
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Dec-18/96.88	43,000,000	43,000,000	172
Total				$462,058

TBA SALE COMMITMENTS OUTSTANDING at 11/30/18 (proceeds receivable $118,086,875) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value
Federal National Mortgage Association, 4.50%, 12/1/48	$4,000,000	12/13/18	$4,112,500
Federal National Mortgage Association, 4.00%, 12/1/48	42,000,000	12/13/18	42,236,250
Federal National Mortgage Association, 3.50%, 12/1/48	23,000,000	12/13/18	22,552,579
Federal National Mortgage Association, 3.00%, 12/1/48	52,000,000	12/13/18	49,562,500
Total			$118,463,829

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 11/30/18 (Unaudited)
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$4,207,000	$41,742	$23,819	9/25/28	3 month USD-LIBOR-BBA —	2.936% — Semiannually	$(13,855)
				Quarterly
8,414,000	18,561	(23,250)	9/25/28	3.026% — Semiannually	3 month USD-LIBOR-BBA —	(14,213)
					Quarterly
6,310,500	44,085	33,678	10/9/28	3 month USD-LIBOR-BBA —	2.97% — Semiannually	(5,708)
				Quarterly
12,621,000	1,275	(34,244)	10/9/28	3.05% — Semiannually	3 month USD-LIBOR-BBA —	(43,828)
					Quarterly
4,207,000	13,080	23,924	10/16/28	3 month USD-LIBOR-BBA —	3.015% — Semiannually	13,602
				Quarterly
8,414,000	35,473	(24,512)	10/16/28	3.10% — Semiannually	3 month USD-LIBOR-BBA —	(66,395)
					Quarterly
197,146,800	214,496 E	(74,974)	12/19/20	3.05% — Semiannually	3 month USD-LIBOR-BBA —	(289,470)
					Quarterly
174,493,200	930,747 E	(353,426)	12/19/23	3.10% — Semiannually	3 month USD-LIBOR-BBA —	(1,284,168)
					Quarterly
97,268,000	754,800 E	29,551	12/19/28	3 month USD-LIBOR-BBA —	3.15% — Semiannually	784,350
				Quarterly
3,465,900	35,016 E	(18,869)	12/19/48	3 month USD-LIBOR-BBA —	3.20% — Semiannually	16,147
				Quarterly
176,700	1,773	(3)	10/30/28	3.167% — Semiannually	3 month USD-LIBOR-BBA —	(1,862)
					Quarterly
60,778,200	606,263	318,275	11/1/28	3.1685% — Semiannually	3 month USD-LIBOR-BBA —	(319,769)
					Quarterly

26 Mortgage Opportunities Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 11/30/18 (Unaudited) cont.
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$8,458,000	$66,294	$(112)	9/28/28	3.143% — Semiannually	3 month USD-LIBOR-BBA —	$(77,048)
					Quarterly
6,436,700	38,710	(85)	10/2/28	3.1215% — Semiannually	3 month USD-LIBOR-BBA —	(45,995)
					Quarterly
6,030,000	20,550	(49)	10/2/23	3.051% — Semiannually	3 month USD-LIBOR-BBA —	(26,647)
					Quarterly
3,508,000	15,968	(47)	10/4/28	3.1045% — Semiannually	3 month USD-LIBOR-BBA —	(19,705)
					Quarterly
9,559,000	69,618	(127)	10/5/28	3 month USD-LIBOR-BBA —	3.136% — Semiannually	79,673
				Quarterly
4,167,000	26,023	(34)	10/5/23	3.113% — Semiannually	3 month USD-LIBOR-BBA —	(30,346)
					Quarterly
6,315,000	84,804	(84)	10/5/28	3 month USD-LIBOR-BBA —	3.2075% — Semiannually	92,149
				Quarterly
361,800	4,699	(5)	11/7/28	3.204% — Semiannually	3 month USD-LIBOR-BBA —	(4,852)
					Quarterly
5,237,000	92,082	(69)	10/9/28	3 month USD-LIBOR-BBA —	3.2555% — Semiannually	98,073
				Quarterly
5,924,000	60,194	(48)	10/9/23	3.1985% — Semiannually	3 month USD-LIBOR-BBA —	(66,609)
					Quarterly
3,773,000	68,310	(50)	10/11/28	3 month USD-LIBOR-BBA —	3.2615% — Semiannually	72,414
				Quarterly
17,812,500	352,278	109,608	11/15/28	3.2825% — Semiannually	3 month USD-LIBOR-BBA —	(247,946)
					Quarterly
6,723,500	55,314	(54)	10/15/23	3.15468% — Semiannually	3 month USD-LIBOR-BBA —	(61,085)
					Quarterly
7,467,500	54,401	(60)	10/15/23	3.13395% — Semiannually	3 month USD-LIBOR-BBA —	(60,613)
					Quarterly
4,933,500	70,559	(65)	10/16/28	3.214703% — Semiannually	3 month USD-LIBOR-BBA —	(75,104)
					Quarterly
6,475,000	81,099	(86)	10/17/28	3.1965% — Semiannually	3 month USD-LIBOR-BBA —	(86,662)
					Quarterly
4,143,000	58,806	(55)	10/19/28	3 month USD-LIBOR-BBA —	3.2155% — Semiannually	62,171
				Quarterly
3,964,000	74,999	(53)	10/22/28	3 month USD-LIBOR-BBA —	3.2705% — Semiannually	78,116
				Quarterly
2,241,000	30,578	(30)	10/25/28	3 month USD-LIBOR-BBA —	3.2095% — Semiannually	32,006
				Quarterly
5,012,000	70,534	(66)	10/26/28	3.2145% — Semiannually	3 month USD-LIBOR-BBA —	(73,694)
					Quarterly
10,328,700	96,966	(137)	10/30/28	3 month USD-LIBOR-BBA —	3.1595% — Semiannually	101,790
				Quarterly
80,043,800	945,237	399,158	11/20/28	3.19125% — Semiannually	3 month USD-LIBOR-BBA —	(559,452)
					Quarterly
33,057,900	326,843	(438)	11/1/28	3 month USD-LIBOR-BBA —	3.16749% — Semiannually	344,060
				Quarterly
6,675,000	93,690	(89)	11/2/28	3.2155% — Semiannually	3 month USD-LIBOR-BBA —	(97,406)
					Quarterly
3,786,300	56,181	(54)	12/4/28	3.229% — Semiannually	3 month USD-LIBOR-BBA —	(56,235)
					Quarterly
7,710,000	121,433	(102)	11/5/28	3 month USD-LIBOR-BBA —	3.23589% — Semiannually	124,974
				Quarterly
5,375,000	101,872	(71)	11/6/28	3 month USD-LIBOR-BBA —	3.273% — Semiannually	104,342
				Quarterly
7,337,000	136,468	(97)	11/13/28	3 month USD-LIBOR-BBA —	3.269% — Semiannually	138,759
				Quarterly
4,451,000	87,004	(59)	11/13/28	3 month USD-LIBOR-BBA —	3.28% — Semiannually	88,418
				Quarterly

Mortgage Opportunities Fund 27

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 11/30/18 (Unaudited) cont.
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$4,062,000	$65,833	$(54)	11/13/28	3 month USD-LIBOR-BBA —	3.2415% — Semiannually	$67,045
				Quarterly
4,460,000	60,723	(59)	11/15/28	3 month USD-LIBOR-BBA —	3.2115% — Semiannually	61,844
				Quarterly
4,460,000	60,366	(59)	11/15/28	3 month USD-LIBOR-BBA —	3.21058% — Semiannually	61,485
				Quarterly
24,049,000	321,102	(319)	11/16/28	3 month USD-LIBOR-BBA —	3.2085% — Semiannually	326,590
				Quarterly
3,712,000	42,632	(49)	11/16/28	3 month USD-LIBOR-BBA —	3.187% — Semiannually	43,446
				Quarterly
9,650,000	92,814	(128)	11/19/28	3 month USD-LIBOR-BBA —	3.166% — Semiannually	94,378
				Quarterly
4,399,000	39,961	(58)	11/20/28	3 month USD-LIBOR-BBA —	3.15989% — Semiannually	40,595
				Quarterly
7,003,800	61,024 E	(99)	12/21/28	3.16125% — Semiannually	3 month USD-LIBOR-BBA —	(61,123)
					Quarterly
33,321,000	282,729	(442)	11/20/28	3 month USD-LIBOR-BBA —	3.153% — Semiannually	287,464
				Quarterly
8,385,000	68,925	(111)	11/21/28	3.15% — Semiannually	3 month USD-LIBOR-BBA —	(70,210)
					Quarterly
8,385,000	69,260	(111)	11/21/28	3.15046% — Semiannually	3 month USD-LIBOR-BBA —	(70,547)
					Quarterly
4,820,000	29,980	(64)	11/21/28	3.127% — Semiannually	3 month USD-LIBOR-BBA —	(30,689)
					Quarterly
4,510,000	23,939	(60)	11/21/28	3.1165% — Semiannually	3 month USD-LIBOR-BBA —	(24,589)
					Quarterly
10,402,000	47,818	(138)	11/23/28	3.10835% — Semiannually	3 month USD-LIBOR-BBA —	(48,953)
					Quarterly
2,814,000	15,421	(37)	11/23/28	3.1185% — Semiannually	3 month USD-LIBOR-BBA —	(15,734)
					Quarterly
2,814,000	15,542	(37)	11/23/28	3.119% — Semiannually	3 month USD-LIBOR-BBA —	(15,855)
					Quarterly
875,100	6,492	(12)	11/27/28	3.142% — Semiannually	3 month USD-LIBOR-BBA —	(6,548)
					Quarterly
4,178,000	20,994	(55)	11/27/28	3 month USD-LIBOR-BBA —	3.1145% — Semiannually	21,136
				Quarterly
3,960,000	23,863	(53)	11/28/28	3.1255% — Semiannually	3 month USD-LIBOR-BBA —	(24,054)
					Quarterly
12,208,000	73,028	(162)	11/29/28	3 month USD-LIBOR-BBA —	3.125% — Semiannually	73,151
				Quarterly
4,110,000	21,023	(55)	11/30/28	3.116% — Semiannually	3 month USD-LIBOR-BBA —	(21,124)
					Quarterly
3,947,000	11,075	(52)	11/30/28	3 month USD-LIBOR-BBA —	3.0895% — Semiannually	11,065
				Quarterly
4,972,000	14,817	(66)	11/30/28	3.0915% — Semiannually	3 month USD-LIBOR-BBA —	(14,936)
					Quarterly
3,870,400	11,441 E	(55)	1/7/29	3 month USD-LIBOR-BBA —	3.0975% — Semiannually	11,386
				Quarterly
56,794,000	1,193	(214)	11/30/20	2.983% — Semiannually	3 month USD-LIBOR-BBA —	543
					Quarterly
18,757,000	61,617	(249)	11/30/28	3 month USD-LIBOR-BBA —	3.095% — Semiannually	61,570
				Quarterly
6,188,000	1,683	(82)	12/3/28	3.0555% — Semiannually	3 month USD-LIBOR-BBA —	1,601
					Quarterly
6,188,000	749	(82)	12/3/28	3.06% — Semiannually	3 month USD-LIBOR-BBA —	(831)
					Quarterly
6,643,000	6,012	(88)	12/3/28	3 month USD-LIBOR-BBA —	3.069% — Semiannually	5,924
				Quarterly
Total		$403,459				$(633,593)

E Extended effective date.

28 Mortgage Opportunities Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 11/30/18 (Unaudited)
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$56,389	$55,571	$—	1/12/41	(4.00%) 1 month USD-LIBOR —	Synthetic TRS Index 4.00% 30 year	$360
				Monthly	Fannie Mae pools — Monthly
44,864	44,213	—	1/12/41	(4.00%) 1 month USD-LIBOR —	Synthetic TRS Index 4.00% 30 year	287
				Monthly	Fannie Mae pools — Monthly
124,740	123,078	—	1/12/43	(3.50%) 1 month USD-LIBOR —	Synthetic TRS Index 3.50% 30 year	723
				Monthly	Fannie Mae pools — Monthly
Credit Suisse International
258,928	255,478	—	1/12/41	3.50% ( 1 month USD-LIBOR) —	Synthetic TRS Index 3.50% 30 year	(1,501)
				Monthly	Fannie Mae pools — Monthly
101,252	99,785	—	1/12/41	4.00% ( 1 month USD-LIBOR) —	Synthetic TRS Index 4.00% 30 year	(647)
				Monthly	Fannie Mae pools — Monthly
25,519	24,927	—	1/12/45	4.00% (1 month USD-LIBOR) —	Synthetic TRS Index 4.00% 30 year	(395)
				Monthly	Fannie Mae pools — Monthly
22,329	21,881	—	1/12/44	4.00% (1 month USD-LIBOR) —	Synthetic TRS Index 4.00% 30 year	(274)
				Monthly	Fannie Mae pools — Monthly
Goldman Sachs International
27,848	27,201	—	1/12/45	4.00% (1 month USD-LIBOR) —	Synthetic TRS Index 4.00% 30 year	(431)
				Monthly	Fannie Mae pools — Monthly
134,188	132,400	—	1/12/43	(3.50%) 1 month USD-LIBOR —	Synthetic TRS Index 3.50% 30 year	778
				Monthly	Fannie Mae pools — Monthly
8,193	8,111	—	1/12/44	(3.00%) 1 month USD-LIBOR —	Synthetic TRS Index 3.00% 30 year	23
				Monthly	Fannie Mae pools — Monthly
JPMorgan Securities LLC
15,173	14,869	—	1/12/44	4.00% (1 month USD-LIBOR) —	Synthetic TRS Index 4.00% 30 year	(186)
				Monthly	Fannie Mae pools — Monthly
37,502	36,750	—	1/12/44	(4.00%) 1 month USD-LIBOR —	Synthetic TRS Index 4.00% 30 year	460
				Monthly	Fannie Mae pools — Monthly
Upfront premium received		—			Unrealized appreciation	2,631
Upfront premium (paid)		—			Unrealized (depreciation)	(3,434)
Total		$—			Total	$(803)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 11/30/18 (Unaudited)
		Upfront
		premium					Unrealized
Swap counterparty/		received	Notional		Termination	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Barclays Bank PLC
CMBX NA BBB–.7 Index	BBB–/P	$34	$6,000	$386	1/17/47	300 bp — Monthly	$(349)
Citigroup Global Markets, Inc.
CMBX NA BB.7 Index	BB/P	55,526	432,000	65,880	1/17/47	500 bp — Monthly	(9,994)
CMBX NA BBB–.6 Index	BBB–/P	4,488	40,000	5,748	5/11/63	300 bp — Monthly	(1,240)
CMBX NA BBB–.6 Index	BBB–/P	6,256	46,000	6,610	5/11/63	300 bp — Monthly	(332)
CMBX NA BBB–.6 Index	BBB–/P	4,583	48,000	6,898	5/11/63	300 bp — Monthly	(2,291)
CMBX NA BBB–.6 Index	BBB–/P	6,159	58,000	8,335	5/11/63	300 bp — Monthly	(2,147)
CMBX NA BBB–.6 Index	BBB–/P	6,218	58,000	8,335	5/11/63	300 bp — Monthly	(2,088)
CMBX NA BBB–.6 Index	BBB–/P	22,652	172,000	24,716	5/11/63	300 bp — Monthly	(1,978)
CMBX NA BBB–.6 Index	BBB–/P	26,075	173,000	24,860	5/11/63	300 bp — Monthly	1,301
CMBX NA BBB–.6 Index	BBB–/P	20,040	203,000	29,171	5/11/63	300 bp — Monthly	(9,029)
CMBX NA BBB–.6 Index	BBB–/P	22,051	231,000	33,195	5/11/63	300 bp — Monthly	(11,028)
CMBX NA BBB–.6 Index	BBB–/P	27,114	237,000	34,057	5/11/63	300 bp — Monthly	(6,824)
CMBX NA BBB–.6 Index	BBB–/P	43,997	393,000	56,474	5/11/63	300 bp — Monthly	(12,281)
CMBX NA BBB–.6 Index	BBB–/P	54,859	475,000	68,258	5/11/63	300 bp — Monthly	(13,161)
CMBX NA BBB–.6 Index	BBB–/P	57,103	553,000	79,466	5/11/63	300 bp — Monthly	(22,086)
CMBX NA BBB–.7 Index	BBB–/P	829,197	8,349,000	536,841	1/17/47	300 bp — Monthly	296,531
Credit Suisse International
CMBX NA BBB–.6 Index	BBB–/P	23,756	170,000	24,429	5/11/63	300 bp — Monthly	(588)
CMBX NA BBB–.6 Index	BBB–/P	38,296	247,000	35,494	5/11/63	300 bp — Monthly	2,926

Mortgage Opportunities Fund 29

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 11/30/18 (Unaudited) cont.
		Upfront
		premium					Unrealized
Swap counterparty/		received	Notional		Termination	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Credit Suisse International cont.
CMBX NA A.6 Index	A/P	$812	$16,000	$509	5/11/63	200 bp — Monthly	$309
CMBX NA A.7 Index	A-/P	110	3,000	24	1/17/47	200 bp — Monthly	87
CMBX NA BB.6 Index	BB/P	69,142	358,000	89,572	5/11/63	500 bp — Monthly	(20,131)
CMBX NA BBB–.6 Index	BBB–/P	4,088	37,000	5,317	5/11/63	300 bp — Monthly	(1,210)
CMBX NA BBB–.6 Index	BBB–/P	9,751	77,000	11,065	5/11/63	300 bp — Monthly	(1,275)
CMBX NA BBB–.6 Index	BBB–/P	15,910	94,000	13,508	5/11/63	300 bp — Monthly	2,449
CMBX NA BBB–.6 Index	BBB–/P	12,423	107,000	15,376	5/11/63	300 bp — Monthly	(2,900)
CMBX NA BBB–.6 Index	BBB–/P	12,951	113,000	16,238	5/11/63	300 bp — Monthly	(3,231)
CMBX NA BBB–.6 Index	BBB–/P	11,606	116,000	16,669	5/11/63	300 bp — Monthly	(5,005)
CMBX NA BBB–.6 Index	BBB–/P	14,905	141,000	20,262	5/11/63	300 bp — Monthly	(5,286)
CMBX NA BBB–.6 Index	BBB–/P	22,783	151,000	21,699	5/11/63	300 bp — Monthly	1,159
CMBX NA BBB–.6 Index	BBB–/P	17,237	156,000	22,417	5/11/63	300 bp — Monthly	(5,102)
CMBX NA BBB–.6 Index	BBB–/P	19,262	178,000	25,579	5/11/63	300 bp — Monthly	(6,228)
CMBX NA BBB–.6 Index	BBB–/P	21,893	225,000	32,333	5/11/63	300 bp — Monthly	(10,327)
CMBX NA BBB–.6 Index	BBB–/P	57,183	379,000	54,462	5/11/63	300 bp — Monthly	2,910
CMBX NA BBB–.6 Index	BBB–/P	45,232	402,000	57,767	5/11/63	300 bp — Monthly	(12,335)
CMBX NA BBB–.6 Index	BBB–/P	46,664	492,000	70,700	5/11/63	300 bp — Monthly	(23,790)
CMBX NA BBB–.6 Index	BBB–/P	67,812	494,000	70,988	5/11/63	300 bp — Monthly	(2,929)
CMBX NA BBB–.6 Index	BBB–/P	58,852	513,000	73,718	5/11/63	300 bp — Monthly	(14,610)
CMBX NA BBB–.6 Index	BBB–/P	51,872	529,000	76,017	5/11/63	300 bp — Monthly	(23,881)
CMBX NA BBB–.6 Index	BBB–/P	51,816	546,000	78,460	5/11/63	300 bp — Monthly	(26,371)
CMBX NA BBB–.6 Index	BBB–/P	75,978	717,000	103,033	5/11/63	300 bp — Monthly	(26,696)
CMBX NA BBB–.6 Index	BBB–/P	70,697	738,000	106,051	5/11/63	300 bp — Monthly	(34,985)
CMBX NA BBB–.6 Index	BBB–/P	89,946	804,000	115,535	5/11/63	300 bp — Monthly	(25,187)
CMBX NA BBB–.6 Index	BBB–/P	100,194	841,000	120,852	5/11/63	300 bp — Monthly	(20,237)
CMBX NA BBB–.6 Index	BBB–/P	210,574	1,936,000	278,203	5/11/63	300 bp — Monthly	(66,661)
CMBX NA BBB–.6 Index	BBB–/P	229,345	2,145,000	308,237	5/11/63	300 bp — Monthly	(77,819)
CMBX NA BBB–.7 Index	BBB–/P	1,379	21,000	1,350	1/17/47	300 bp — Monthly	39
Goldman Sachs International
CMBX NA A.6 Index	A/P	154	3,000	95	5/11/63	200 bp — Monthly	60
CMBX NA A.6 Index	A/P	2,673	52,000	1,654	5/11/63	200 bp — Monthly	1,037
CMBX NA A.6 Index	A/P	11,590	226,000	7,187	5/11/63	200 bp — Monthly	4,478
CMBX NA BBB–.6 Index	BBB–/P	79	1,000	144	5/11/63	300 bp — Monthly	(64)
CMBX NA BBB–.6 Index	BBB–/P	68	1,000	144	5/11/63	300 bp — Monthly	(75)
CMBX NA BBB–.6 Index	BBB–/P	520	6,000	862	5/11/63	300 bp — Monthly	(339)
CMBX NA BBB–.6 Index	BBB–/P	833	6,000	862	5/11/63	300 bp — Monthly	(26)
CMBX NA BBB–.6 Index	BBB–/P	758	7,000	1,006	5/11/63	300 bp — Monthly	(245)
CMBX NA BBB–.6 Index	BBB–/P	580	7,000	1,006	5/11/63	300 bp — Monthly	(422)
CMBX NA BBB–.6 Index	BBB–/P	780	7,000	1,006	5/11/63	300 bp — Monthly	(222)
CMBX NA BBB–.6 Index	BBB–/P	844	10,000	1,437	5/11/63	300 bp — Monthly	(588)
CMBX NA BBB–.6 Index	BBB–/P	1,433	13,000	1,868	5/11/63	300 bp — Monthly	(428)
CMBX NA BBB–.6 Index	BBB–/P	1,959	13,000	1,868	5/11/63	300 bp — Monthly	98
CMBX NA BBB–.6 Index	BBB–/P	1,266	15,000	2,156	5/11/63	300 bp — Monthly	(882)
CMBX NA BBB–.6 Index	BBB–/P	1,382	16,000	2,299	5/11/63	300 bp — Monthly	(910)
CMBX NA BBB–.6 Index	BBB–/P	2,196	19,000	2,730	5/11/63	300 bp — Monthly	(525)
CMBX NA BBB–.6 Index	BBB–/P	2,932	39,000	5,604	5/11/63	300 bp — Monthly	(2,653)
CMBX NA BBB–.6 Index	BBB–/P	4,589	41,000	5,892	5/11/63	300 bp — Monthly	(1,282)
CMBX NA BBB–.6 Index	BBB–/P	4,408	47,000	6,754	5/11/63	300 bp — Monthly	(2,322)
CMBX NA BBB–.6 Index	BBB–/P	6,102	52,000	7,472	5/11/63	300 bp — Monthly	(1,345)
CMBX NA BBB–.6 Index	BBB–/P	6,807	61,000	8,766	5/11/63	300 bp — Monthly	(1,928)
CMBX NA BBB–.6 Index	BBB–/P	6,807	61,000	8,766	5/11/63	300 bp — Monthly	(1,928)
CMBX NA BBB–.6 Index	BBB–/P	18,576	121,000	17,388	5/11/63	300 bp — Monthly	1,249
CMBX NA BBB–.6 Index	BBB–/P	19,769	166,000	23,854	5/11/63	300 bp — Monthly	(4,002)

30 Mortgage Opportunities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 11/30/18 (Unaudited) cont.
		Upfront
		premium					Unrealized
Swap counterparty/		received	Notional		Termination	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6 Index	BBB–/P	$28,389	$179,000	$25,722	5/11/63	300 bp — Monthly	$2,757
CMBX NA BBB–.6 Index	BBB–/P	22,767	192,000	27,590	5/11/63	300 bp — Monthly	(4,727)
CMBX NA BBB–.6 Index	BBB–/P	22,689	192,000	27,590	5/11/63	300 bp — Monthly	(4,805)
CMBX NA BBB–.6 Index	BBB–/P	31,086	196,000	28,165	5/11/63	300 bp — Monthly	3,018
CMBX NA BBB–.6 Index	BBB–/P	33,490	246,000	35,350	5/11/63	300 bp — Monthly	(1,737)
CMBX NA BBB–.6 Index	BBB–/P	42,824	274,000	39,374	5/11/63	300 bp — Monthly	3,587
CMBX NA BBB–.6 Index	BBB–/P	37,025	300,000	43,110	5/11/63	300 bp — Monthly	(5,935)
CMBX NA BBB–.6 Index	BBB–/P	34,253	310,000	44,547	5/11/63	300 bp — Monthly	(10,139)
CMBX NA BBB–.6 Index	BBB–/P	36,669	328,000	47,134	5/11/63	300 bp — Monthly	(10,301)
CMBX NA BBB–.6 Index	BBB–/P	67,429	432,000	62,078	5/11/63	300 bp — Monthly	5,566
CMBX NA BBB–.6 Index	BBB–/P	46,827	445,000	63,947	5/11/63	300 bp — Monthly	(16,897)
CMBX NA BBB–.6 Index	BBB–/P	67,712	449,000	64,521	5/11/63	300 bp — Monthly	3,416
CMBX NA BBB–.6 Index	BBB–/P	67,683	449,000	64,521	5/11/63	300 bp — Monthly	3,387
CMBX NA BBB–.6 Index	BBB–/P	79,800	561,000	80,616	5/11/63	300 bp — Monthly	(535)
CMBX NA BBB–.6 Index	BBB–/P	65,546	564,000	81,047	5/11/63	300 bp — Monthly	(15,219)
CMBX NA BBB–.6 Index	BBB–/P	85,858	578,000	83,059	5/11/63	300 bp — Monthly	3,089
CMBX NA BBB–.6 Index	BBB–/P	60,535	603,000	86,651	5/11/63	300 bp — Monthly	(25,814)
CMBX NA BBB–.6 Index	BBB–/P	102,463	673,000	96,710	5/11/63	300 bp — Monthly	6,090
CMBX NA BBB–.6 Index	BBB–/P	79,608	693,000	99,584	5/11/63	300 bp — Monthly	(19,630)
CMBX NA BBB–.6 Index	BBB–/P	124,104	902,000	129,617	5/11/63	300 bp — Monthly	(5,062)
CMBX NA BBB–.6 Index	BBB–/P	317,200	2,000,000	287,400	5/11/63	300 bp — Monthly	30,800
CMBX NA BBB–.6 Index	BBB–/P	793,000	5,000,000	718,500	5/11/63	300 bp — Monthly	77,000
CMBX NA BBB–.6 Index	BBB–/P	812,499	6,000,000	862,200	5/11/63	300 bp — Monthly	(46,701)
CMBX NA BBB–.7 Index	BBB–/P	370	5,000	322	1/17/47	300 bp — Monthly	51
CMBX NA BBB–.7 Index	BBB–/P	3,816	37,000	2,379	1/17/47	300 bp — Monthly	1,455
CMBX NA BBB–.7 Index	BBB–/P	4,227	52,000	3,344	1/17/47	300 bp — Monthly	910
CMBX NA BBB–.7 Index	BBB–/P	4,856	57,000	3,665	1/17/47	300 bp — Monthly	1,219
CMBX NA BBB–.7 Index	BBB–/P	7,472	86,000	5,530	1/17/47	300 bp — Monthly	1,985
CMBX NA BBB–.7 Index	BBB–/P	23,196	206,000	13,246	1/17/47	300 bp — Monthly	10,053
JPMorgan Securities LLC
CMBX NA BB.6 Index	BB/P	53,384	252,000	63,050	5/11/63	500 bp — Monthly	(9,457)
CMBX NA BBB–.6 Index	BBB–/P	183,310	1,288,000	185,086	5/11/63	300 bp — Monthly	(1,132)
CMBX NA BB.6 Index	BB/P	12,113	50,000	12,510	5/11/63	500 bp — Monthly	(356)
CMBX NA BB.6 Index	BB/P	176,585	700,000	175,140	5/11/63	500 bp — Monthly	2,029
CMBX NA BBB–.6 Index	BBB–/P	785	7,000	1,006	5/11/63	300 bp — Monthly	(217)
CMBX NA BBB–.6 Index	BBB–/P	769	7,000	1,006	5/11/63	300 bp — Monthly	(234)
CMBX NA BBB–.6 Index	BBB–/P	912	8,000	1,150	5/11/63	300 bp — Monthly	(234)
CMBX NA BBB–.6 Index	BBB–/P	1,101	10,000	1,437	5/11/63	300 bp — Monthly	(331)
CMBX NA BBB–.6 Index	BBB–/P	1,362	12,000	1,724	5/11/63	300 bp — Monthly	(357)
CMBX NA BBB–.6 Index	BBB–/P	1,876	17,000	2,443	5/11/63	300 bp — Monthly	(558)
CMBX NA BBB–.6 Index	BBB–/P	1,972	18,000	2,587	5/11/63	300 bp — Monthly	(606)
CMBX NA BBB–.6 Index	BBB–/P	2,190	20,000	2,874	5/11/63	300 bp — Monthly	(674)
CMBX NA BBB–.6 Index	BBB–/P	2,325	20,000	2,874	5/11/63	300 bp — Monthly	(539)
CMBX NA BBB–.6 Index	BBB–/P	4,758	30,000	4,311	5/11/63	300 bp — Monthly	462
CMBX NA BBB–.6 Index	BBB–/P	4,123	37,000	5,317	5/11/63	300 bp — Monthly	(1,176)
CMBX NA BBB–.6 Index	BBB–/P	6,027	51,000	7,329	5/11/63	300 bp — Monthly	(1,276)
CMBX NA BBB–.6 Index	BBB–/P	6,380	51,000	7,329	5/11/63	300 bp — Monthly	(923)
CMBX NA BBB–.6 Index	BBB–/P	8,262	75,000	10,778	5/11/63	300 bp — Monthly	(2,478)
CMBX NA BBB–.6 Index	BBB–/P	12,517	79,000	11,352	5/11/63	300 bp — Monthly	1,204
CMBX NA BBB–.6 Index	BBB–/P	13,250	102,000	14,657	5/11/63	300 bp — Monthly	(1,356)
CMBX NA BBB–.6 Index	BBB–/P	13,435	102,000	14,657	5/11/63	300 bp — Monthly	(1,172)
CMBX NA BBB–.6 Index	BBB–/P	15,568	106,000	15,232	5/11/63	300 bp — Monthly	390
CMBX NA BBB–.6 Index	BBB–/P	16,115	108,000	15,520	5/11/63	300 bp — Monthly	648

Mortgage Opportunities Fund 31

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 11/30/18 (Unaudited) cont.
		Upfront
		premium					Unrealized
Swap counterparty/		received	Notional		Termination	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.6 Index	BBB–/P	$18,155	$121,000	$17,388	5/11/63	300 bp — Monthly	$829
CMBX NA BBB–.6 Index	BBB–/P	16,826	125,000	17,963	5/11/63	300 bp — Monthly	(1,074)
CMBX NA BBB–.6 Index	BBB–/P	18,985	125,000	17,963	5/11/63	300 bp — Monthly	1,085
CMBX NA BBB–.6 Index	BBB–/P	15,599	138,000	19,831	5/11/63	300 bp — Monthly	(4,163)
CMBX NA BBB–.6 Index	BBB–/P	22,027	139,000	19,974	5/11/63	300 bp — Monthly	2,122
CMBX NA BBB–.6 Index	BBB–/P	14,505	144,000	20,693	5/11/63	300 bp — Monthly	(6,116)
CMBX NA BBB–.6 Index	BBB–/P	18,931	145,000	20,837	5/11/63	300 bp — Monthly	(1,832)
CMBX NA BBB–.6 Index	BBB–/P	24,344	148,000	21,268	5/11/63	300 bp — Monthly	3,151
CMBX NA BBB–.6 Index	BBB–/P	24,451	148,000	21,268	5/11/63	300 bp — Monthly	3,258
CMBX NA BBB–.6 Index	BBB–/P	23,825	151,000	21,699	5/11/63	300 bp — Monthly	2,202
CMBX NA BBB–.6 Index	BBB–/P	16,054	157,000	22,561	5/11/63	300 bp — Monthly	(6,428)
CMBX NA BBB–.6 Index	BBB–/P	18,658	161,000	23,136	5/11/63	300 bp — Monthly	(4,398)
CMBX NA BBB–.6 Index	BBB–/P	16,575	173,000	24,860	5/11/63	300 bp — Monthly	(8,199)
CMBX NA BBB–.6 Index	BBB–/P	17,202	174,000	25,004	5/11/63	300 bp — Monthly	(7,715)
CMBX NA BBB–.6 Index	BBB–/P	21,383	175,000	25,148	5/11/63	300 bp — Monthly	(3,677)
CMBX NA BBB–.6 Index	BBB–/P	17,404	176,000	25,291	5/11/63	300 bp — Monthly	(7,799)
CMBX NA BBB–.6 Index	BBB–/P	18,933	176,000	25,291	5/11/63	300 bp — Monthly	(6,270)
CMBX NA BBB–.6 Index	BBB–/P	21,730	187,000	26,872	5/11/63	300 bp — Monthly	(5,049)
CMBX NA BBB–.6 Index	BBB–/P	29,909	189,000	27,159	5/11/63	300 bp — Monthly	2,844
CMBX NA BBB–.6 Index	BBB–/P	30,043	189,000	27,159	5/11/63	300 bp — Monthly	2,978
CMBX NA BBB–.6 Index	BBB–/P	20,241	193,000	27,734	5/11/63	300 bp — Monthly	(7,397)
CMBX NA BBB–.6 Index	BBB–/P	24,019	201,000	28,884	5/11/63	300 bp — Monthly	(4,764)
CMBX NA BBB–.6 Index	BBB–/P	26,255	204,000	29,315	5/11/63	300 bp — Monthly	(2,958)
CMBX NA BBB–.6 Index	BBB–/P	23,243	218,000	31,327	5/11/63	300 bp — Monthly	(7,975)
CMBX NA BBB–.6 Index	BBB–/P	34,831	234,000	33,626	5/11/63	300 bp — Monthly	1,322
CMBX NA BBB–.6 Index	BBB–/P	36,182	241,000	34,632	5/11/63	300 bp — Monthly	1,670
CMBX NA BBB–.6 Index	BBB–/P	38,198	290,000	41,673	5/11/63	300 bp — Monthly	(3,329)
CMBX NA BBB–.6 Index	BBB–/P	35,216	297,000	42,679	5/11/63	300 bp — Monthly	(7,315)
CMBX NA BBB–.6 Index	BBB–/P	35,088	305,000	43,829	5/11/63	300 bp — Monthly	(8,588)
CMBX NA BBB–.6 Index	BBB–/P	37,312	309,000	44,403	5/11/63	300 bp — Monthly	(6,936)
CMBX NA BBB–.6 Index	BBB–/P	48,630	310,000	44,547	5/11/63	300 bp — Monthly	4,238
CMBX NA BBB–.6 Index	BBB–/P	37,928	313,000	44,978	5/11/63	300 bp — Monthly	(6,894)
CMBX NA BBB–.6 Index	BBB–/P	50,938	320,000	45,984	5/11/63	300 bp — Monthly	5,114
CMBX NA BBB–.6 Index	BBB–/P	34,147	339,000	48,714	5/11/63	300 bp — Monthly	(14,398)
CMBX NA BBB–.6 Index	BBB–/P	33,931	352,000	50,582	5/11/63	300 bp — Monthly	(16,475)
CMBX NA BBB–.6 Index	BBB–/P	59,640	379,000	54,462	5/11/63	300 bp — Monthly	5,367
CMBX NA BBB–.6 Index	BBB–/P	42,655	452,000	64,952	5/11/63	300 bp — Monthly	(22,071)
CMBX NA BBB–.6 Index	BBB–/P	57,154	500,000	71,850	5/11/63	300 bp — Monthly	(14,447)
CMBX NA BBB–.6 Index	BBB–/P	79,699	517,000	74,293	5/11/63	300 bp — Monthly	5,665
CMBX NA BBB–.6 Index	BBB–/P	87,957	555,000	79,754	5/11/63	300 bp — Monthly	8,481
CMBX NA BBB–.6 Index	BBB–/P	63,790	593,000	85,214	5/11/63	300 bp — Monthly	(21,127)
CMBX NA BBB–.6 Index	BBB–/P	103,042	657,000	94,411	5/11/63	300 bp — Monthly	8,961
CMBX NA BBB–.6 Index	BBB–/P	80,233	747,000	107,344	5/11/63	300 bp — Monthly	(26,737)
CMBX NA BBB–.6 Index	BBB–/P	92,415	784,000	112,661	5/11/63	300 bp — Monthly	(19,853)
CMBX NA BBB–.6 Index	BBB–/P	107,941	871,000	125,163	5/11/63	300 bp — Monthly	(16,786)
CMBX NA BBB–.6 Index	BBB–/P	124,252	902,000	129,617	5/11/63	300 bp — Monthly	(4,914)
CMBX NA BBB–.6 Index	BBB–/P	104,240	1,000,000	143,700	5/11/63	300 bp — Monthly	(38,960)
CMBX NA BBB–.6 Index	BBB–/P	123,536	1,303,000	187,241	5/11/63	300 bp — Monthly	(63,054)
CMBX NA BBB–.6 Index	BBB–/P	233,673	1,746,000	250,900	5/11/63	300 bp — Monthly	(16,354)
CMBX NA BBB–.6 Index	BBB–/P	695,693	4,414,000	634,292	5/11/63	300 bp — Monthly	63,607
CMBX NA BBB–.6 Index	BBB–/P	1,357,721	10,000,000	1,437,000	5/11/63	300 bp — Monthly	(74,279)
CMBX NA BBB–.6 Index	BBB–/P	1,552,458	13,000,000	1,868,100	5/11/63	300 bp — Monthly	(309,143)
CMBX NA BBB–.6 Index	BBB–/P	2,612,142	16,470,000	2,366,739	5/11/63	300 bp — Monthly	253,638
CMBX NA BBB–.7 Index	BBB–/P	538,341	4,781,000	307,418	1/17/47	300 bp — Monthly	233,313

32 Mortgage Opportunities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 11/30/18 (Unaudited) cont.
		Upfront
		premium					Unrealized
Swap counterparty/		received	Notional		Termination	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Merrill Lynch International
CMBX NA BB.6 Index	BB/P	$96,284	$426,000	$106,585	5/11/63	500 bp — Monthly	$(9,946)
CMBX NA BBB–.6 Index	BBB–/P	17,601	133,000	19,112	5/11/63	300 bp — Monthly	(1,445)
CMBX NA BBB–.6 Index	BBB–/P	37,360	318,000	45,697	5/11/63	300 bp — Monthly	(8,178)
CMBX NA BBB–.6 Index	BBB–/P	67,524	571,000	82,053	5/11/63	300 bp — Monthly	(14,243)
CMBX NA BBB–.6 Index	BBB–/P	271,799	2,426,000	348,616	5/11/63	300 bp — Monthly	(75,604)
Morgan Stanley & Co. International PLC
CMBX NA BBB–.6 Index	BBB–/P	43,572	315,000	45,266	5/11/63	300 bp — Monthly	(1,536)
CMBX NA A.6 Index	A/P	254	25,000	795	5/11/63	200 bp — Monthly	(533)
CMBX NA BB.6 Index	BB/P	100,413	418,000	104,584	5/11/63	500 bp — Monthly	(3,823)
CMBX NA BBB–.6 Index	BBB–/P	108	1,000	144	5/11/63	300 bp — Monthly	(35)
CMBX NA BBB–.6 Index	BBB–/P	834	6,000	862	5/11/63	300 bp — Monthly	(25)
CMBX NA BBB–.6 Index	BBB–/P	3,313	31,000	4,455	5/11/63	300 bp — Monthly	(1,126)
CMBX NA BBB–.6 Index	BBB–/P	4,240	35,000	5,030	5/11/63	300 bp — Monthly	(772)
CMBX NA BBB–.6 Index	BBB–/P	6,984	54,000	7,760	5/11/63	300 bp — Monthly	(749)
CMBX NA BBB–.6 Index	BBB–/P	5,821	55,000	7,904	5/11/63	300 bp — Monthly	(2,055)
CMBX NA BBB–.6 Index	BBB–/P	7,980	68,000	9,772	5/11/63	300 bp — Monthly	(1,757)
CMBX NA BBB–.6 Index	BBB–/P	12,583	77,000	11,065	5/11/63	300 bp — Monthly	1,556
CMBX NA BBB–.6 Index	BBB–/P	11,302	87,000	12,502	5/11/63	300 bp — Monthly	(1,157)
CMBX NA BBB–.6 Index	BBB–/P	9,263	88,000	12,646	5/11/63	300 bp — Monthly	(3,338)
CMBX NA BBB–.6 Index	BBB–/P	13,256	112,000	16,094	5/11/63	300 bp — Monthly	(2,783)
CMBX NA BBB–.6 Index	BBB–/P	20,826	170,000	24,429	5/11/63	300 bp — Monthly	(3,518)
CMBX NA BBB–.6 Index	BBB–/P	22,319	180,000	25,866	5/11/63	300 bp — Monthly	(3,457)
CMBX NA BBB–.6 Index	BBB–/P	25,578	200,000	28,740	5/11/63	300 bp — Monthly	(3,062)
CMBX NA BBB–.6 Index	BBB–/P	20,446	214,000	30,752	5/11/63	300 bp — Monthly	(10,199)
CMBX NA BBB–.6 Index	BBB–/P	25,899	220,000	31,614	5/11/63	300 bp — Monthly	(5,605)
CMBX NA BBB–.6 Index	BBB–/P	34,750	234,000	33,626	5/11/63	300 bp — Monthly	1,241
CMBX NA BBB–.6 Index	BBB–/P	33,202	274,000	39,374	5/11/63	300 bp — Monthly	(6,035)
CMBX NA BBB–.6 Index	BBB–/P	32,694	276,000	39,661	5/11/63	300 bp — Monthly	(6,829)
CMBX NA BBB–.6 Index	BBB–/P	43,114	376,000	54,031	5/11/63	300 bp — Monthly	(10,729)
CMBX NA BBB–.6 Index	BBB–/P	49,803	411,000	59,061	5/11/63	300 bp — Monthly	(9,052)
CMBX NA BBB–.6 Index	BBB–/P	42,471	435,000	62,510	5/11/63	300 bp — Monthly	(19,821)
CMBX NA BBB–.6 Index	BBB–/P	55,826	436,000	62,653	5/11/63	300 bp — Monthly	(6,609)
CMBX NA BBB–.6 Index	BBB–/P	69,995	527,000	75,730	5/11/63	300 bp — Monthly	(5,471)
CMBX NA BBB–.6 Index	BBB–/P	81,937	550,000	79,035	5/11/63	300 bp — Monthly	3,177
CMBX NA BBB–.6 Index	BBB–/P	63,144	558,000	80,185	5/11/63	300 bp — Monthly	(16,762)
CMBX NA BBB–.6 Index	BBB–/P	87,496	582,000	83,633	5/11/63	300 bp — Monthly	4,154
CMBX NA BBB–.6 Index	BBB–/P	88,465	631,000	90,675	5/11/63	300 bp — Monthly	(1,894)
CMBX NA BBB–.6 Index	BBB–/P	84,929	908,000	130,480	5/11/63	300 bp — Monthly	(45,097)
CMBX NA BBB–.6 Index	BBB–/P	155,953	1,287,000	184,942	5/11/63	300 bp — Monthly	(28,345)
CMBX NA BBB–.7 Index	BBB–/P	2,965	30,000	1,929	1/17/47	300 bp — Monthly	1,051
Upfront premium received		17,169,021			Unrealized appreciation		1,094,773
Upfront premium (paid)		—			Unrealized (depreciation)		(1,811,440)
Total		$17,169,021			Total		$(716,667)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at November 30, 2018. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Mortgage Opportunities Fund 33

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 11/30/18 (Unaudited)
	Upfront
	premium				Payments	Unrealized
Swap counterparty/	received	Notional		Termination	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.7 Index	$(22)	$3,000	$24	1/17/47	(200 bp) — Monthly	$1
CMBX NA BB.7 Index	(125,512)	985,000	150,213	1/17/47	(500 bp) — Monthly	23,879
CMBX NA BB.9 Index	(168,884)	1,058,000	162,086	9/17/58	(500 bp) — Monthly	(7,680)
CMBX NA BB.9 Index	(66,515)	432,000	66,182	9/17/58	(500 bp) — Monthly	(693)
CMBX NA BB.9 Index	(64,391)	418,000	64,038	9/17/58	(500 bp) — Monthly	(701)
CMBX NA BB.9 Index	(64,681)	418,000	64,038	9/17/58	(500 bp) — Monthly	(992)
CMBX NA BB.9 Index	(32,563)	208,000	31,866	9/17/58	(500 bp) — Monthly	(871)
Credit Suisse International
CMBX NA BB.9 Index	(105,176)	683,000	104,636	9/17/58	(500 bp) — Monthly	(1,109)
CMBX NA BB.9 Index	(97,069)	678,000	103,870	9/17/58	(500 bp) — Monthly	6,236
CMBX NA BB.9 Index	(102,799)	644,000	98,661	9/17/58	(500 bp) — Monthly	(4,675)
CMBX NA BB.9 Index	(99,202)	636,000	97,435	9/17/58	(500 bp) — Monthly	(2,296)
CMBX NA BB.9 Index	(99,202)	636,000	97,435	9/17/58	(500 bp) — Monthly	(2,296)
CMBX NA BB.9 Index	(63,815)	408,000	62,506	9/17/58	(500 bp) — Monthly	(1,649)
CMBX NA BBB–.7 Index	(174,864)	2,230,000	143,389	1/17/47	(300 bp) — Monthly	(32,590)
Goldman Sachs International
CMBX NA BB.7 Index	(3,027)	20,000	3,050	1/17/47	(500 bp) — Monthly	7
CMBX NA BB.7 Index	(68,887)	367,000	55,968	1/17/47	(500 bp) — Monthly	(13,226)
CMBX NA BB.7 Index	(16,738)	99,000	15,098	1/17/47	(500 bp) — Monthly	(1,723)
CMBX NA BB.7 Index	(5,931)	32,000	4,880	1/17/47	(500 bp) — Monthly	(1,077)
CMBX NA BB.7 Index	(1,218)	6,000	915	1/17/47	(500 bp) — Monthly	(308)
CMBX NA BB.9 Index	(62,086)	390,000	59,748	9/17/58	(500 bp) — Monthly	(2,663)
CMBX NA BB.9 Index	(31,123)	197,000	30,180	9/17/58	(500 bp) — Monthly	(1,107)
CMBX NA BB.9 Index	(30,349)	190,000	29,108	9/17/58	(500 bp) — Monthly	(1,399)
JPMorgan Securities LLC
CMBX NA BB.7 Index	(40,285)	252,000	38,430	1/17/47	(500 bp) — Monthly	(2,065)
CMBX NA BB.7 Index	(1,163)	6,000	915	1/17/47	(500 bp) — Monthly	(253)
CMBX NA BB.7 Index	(357,705)	1,889,000	288,073	1/17/47	(500 bp) — Monthly	(71,206)
CMBX NA BB.7 Index	(291,654)	1,483,000	226,158	1/17/47	(500 bp) — Monthly	(66,732)
CMBX NA BB.7 Index	(231,319)	1,221,000	186,203	1/17/47	(500 bp) — Monthly	(46,134)
CMBX NA BB.7 Index	(96,863)	509,000	77,623	1/17/47	(500 bp) — Monthly	(19,664)
CMBX NA BB.7 Index	(57,661)	425,000	64,813	1/17/47	(500 bp) — Monthly	6,797
CMBX NA BB.7 Index	(69,130)	367,000	55,968	1/17/47	(500 bp) — Monthly	(13,469)
CMBX NA BB.7 Index	(60,360)	319,000	48,648	1/17/47	(500 bp) — Monthly	(11,978)
CMBX NA BB.7 Index	(41,443)	213,000	32,483	1/17/47	(500 bp) — Monthly	(9,138)
CMBX NA BB.7 Index	(952)	5,000	763	1/17/47	(500 bp) — Monthly	(193)
CMBX NA BB.9 Index	(83,789)	592,000	90,694	9/17/58	(500 bp) — Monthly	6,412
CMBX NA BB.9 Index	(86,335)	547,000	83,800	9/17/58	(500 bp) — Monthly	(2,991)
CMBX NA BB.9 Index	(44,770)	317,000	48,564	9/17/58	(500 bp) — Monthly	3,530
CMBX NA BB.9 Index	(42,747)	274,000	41,977	9/17/58	(500 bp) — Monthly	(999)
CMBX NA BB.9 Index	(7,666)	50,000	7,660	9/17/58	(500 bp) — Monthly	(48)
CMBX NA BBB–.7 Index	(76,526)	1,303,000	83,783	1/17/47	(300 bp) — Monthly	6,606
CMBX NA BBB–.7 Index	(43,631)	593,000	38,130	1/17/47	(300 bp) — Monthly	(5,797)
CMBX NA BBB–.7 Index	(39,658)	539,000	34,658	1/17/47	(300 bp) — Monthly	(5,269)
CMBX NA BBB–.7 Index	(28,283)	313,000	20,126	1/17/47	(300 bp) — Monthly	(8,313)
CMBX NA BBB–.7 Index	(9,256)	138,000	8,873	1/17/47	(300 bp) — Monthly	(452)
CMBX NA BBB–.7 Index	(781)	7,000	450	1/17/47	(300 bp) — Monthly	(335)
CMBX NA BBB–.7 Index	(105)	1,000	64	1/17/47	(300 bp) — Monthly	(41)
Merrill Lynch International
CMBX NA BB.9 Index	(350,667)	2,242,000	343,474	9/17/58	(500 bp) — Monthly	(9,061)
CMBX NA BB.9 Index	(89,322)	610,000	93,452	9/17/58	(500 bp) — Monthly	3,622
CMBX NA BB.9 Index	(85,013)	577,000	88,396	9/17/58	(500 bp) — Monthly	2,903
CMBX NA BB.9 Index	(88,353)	563,000	86,252	9/17/58	(500 bp) — Monthly	(2,570)

34 Mortgage Opportunities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 11/30/18 (Unaudited) cont.
	Upfront
	premium				Payments	Unrealized
Swap counterparty/	received	Notional		Termination	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Merrill Lynch International cont.
CMBX NA BB.9 Index	$(83,847)	$548,000	$83,954	9/17/58	(500 bp) — Monthly	$(350)
CMBX NA BBB–.7 Index	(12,538)	153,000	9,838	1/17/47	(300 bp) — Monthly	(2,777)
Morgan Stanley & Co. International PLC
CMBX NA BB.7 Index	(374,066)	2,212,000	337,330	1/17/47	(500 bp) — Monthly	(38,587)
CMBX NA BB.7 Index	(130,985)	700,000	106,750	1/17/47	(500 bp) — Monthly	(24,818)
CMBX NA BB.7 Index	(80,602)	418,000	63,745	1/17/47	(500 bp) — Monthly	(17,206)
CMBX NA BB.9 Index	(71,437)	475,000	72,770	9/17/58	(500 bp) — Monthly	938
CMBX NA BB.9 Index	(62,827)	472,000	72,310	9/17/58	(500 bp) — Monthly	9,090
CMBX NA BB.9 Index	(63,845)	470,000	72,004	9/17/58	(500 bp) — Monthly	7,767
CMBX NA BB.9 Index	(61,252)	448,000	68,634	9/17/58	(500 bp) — Monthly	7,008
CMBX NA BB.9 Index	(62,380)	433,000	66,336	9/17/58	(500 bp) — Monthly	3,595
CMBX NA BB.9 Index	(63,975)	424,000	64,957	9/17/58	(500 bp) — Monthly	629
CMBX NA BB.9 Index	(56,493)	363,000	55,612	9/17/58	(500 bp) — Monthly	(1,184)
CMBX NA BB.9 Index	(32,543)	215,000	32,938	9/17/58	(500 bp) — Monthly	216
CMBX NA BB.9 Index	(32,543)	215,000	32,938	9/17/58	(500 bp) — Monthly	216
CMBX NA BBB–.7 Index	(19,682)	310,000	19,933	1/17/47	(300 bp) — Monthly	96
Upfront premium received	—			Unrealized appreciation		89,548
Upfront premium (paid)	(5,018,506)			Unrealized (depreciation)		(438,685)
Total	$(5,018,506)			Total		$(349,137)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$4,904,793	$—
Mortgage-backed securities	—	165,318,920	—
Purchased options outstanding	—	932,144	—
Purchased swap options outstanding	—	1,447,847	—
U.S. government and agency mortgage obligations	—	174,699,259	—
Short-term investments	43,320,078	34,646,644	—
Totals by level	$43,320,078	$381,949,607	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Written options outstanding	$—	$(462,058)	$—
Written swap options outstanding	—	(1,469,627)	—
TBA sale commitments	—	(118,463,829)	—
Interest rate swap contracts	—	(1,037,052)	—
Total return swap contracts	—	(803)	—
Credit default contracts	—	(13,216,319)	—
Totals by level	$—	$(134,649,688)	$—

The accompanying notes are an integral part of these financial statements.

Mortgage Opportunities Fund 35

Statement of assets and liabilities 11/30/18 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $380,283,645)	$382,535,607
Affiliated issuers (identified cost $42,734,078) (Notes 1 and 5)	42,734,078
Cash	967
Interest and other receivables	2,166,076
Receivable for shares of the fund sold	11,620
Receivable for investments sold	13,121,242
Receivable for sales of delayed delivery securities (Note 1)	107,169,956
Receivable from Manager (Note 2)	12,045
Receivable for variation margin on centrally cleared swap contracts (Note 1)	621,725
Unrealized appreciation on OTC swap contracts (Note 1)	1,186,952
Premium paid on OTC swap contracts (Note 1)	5,018,506
Prepaid assets	11,345
Total assets	554,590,119

LIABILITIES
Payable for investments purchased	1,714,976
Payable for purchases of delayed delivery securities (Note 1)	163,024,642
Payable for custodian fees (Note 2)	40,005
Payable for investor servicing fees (Note 2)	4,943
Payable for Trustee compensation and expenses (Note 2)	3,626
Payable for administrative services (Note 2)	1,078
Payable for variation margin on centrally cleared swap contracts (Note 1)	650,120
Unrealized depreciation on OTC swap contracts (Note 1)	2,253,559
Premium received on OTC swap contracts (Note 1)	17,169,021
Written options outstanding, at value (premiums $1,980,231) (Note 1)	1,931,685
TBA sale commitments, at value (proceeds receivable $118,086,875) (Note 1)	118,463,829
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 8)	586,000
Other accrued expenses	79,446
Total liabilities	305,922,930

Net assets	$248,667,189

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$238,506,550
Total distributable earnings (Note 1)	10,160,639
Total — Representing net assets applicable to capital shares outstanding	$248,667,189

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and offering price per class I share
($248,667,189 divided by 23,225,122 shares)	$10.71

The accompanying notes are an integral part of these financial statements.

36 Mortgage Opportunities Fund

Statement of operations Six months ended 11/30/18 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of 628,830 from investments in affiliated issuers) (Note 5)	$7,357,693
Total investment income	7,357,693

EXPENSES
Compensation of Manager (Note 2)	798,383
Investor servicing fees (Note 2)	14,477
Custodian fees (Note 2)	43,867
Trustee compensation and expenses (Note 2)	6,885
Administrative services (Note 2)	3,494
Auditing and tax fees	76,651
Other	33,877
Fees waived and reimbursed by Manager (Note 2)	(293,634)
Total expenses	684,000
Expense reduction (Note 2)	(1,847)
Net expenses	682,153

Net investment income	6,675,540

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(4,288,746)
Swap contracts (Note 1)	1,796,873
Written options (Note 1)	2,412,877
Total net realized loss	(78,996)
Change in net unrealized depreciation on:
Securities from unaffiliated issuers and TBA sale commitments	(2,864,902)
Swap contracts	(4,200,321)
Written options	(279,813)
Total change in net unrealized depreciation	(7,345,036)

Net loss on investments	(7,424,032)

Net decrease in net assets resulting from operations	$(748,492)

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 11/30/18*	Year ended 5/31/18
Operations
Net investment income	$6,675,540	$5,375,955
Net realized loss on investments	(78,996)	(689,747)
Net unrealized appreciation (depreciation) of investments	(7,345,036)	7,451,964
Net increase (decrease) in net assets resulting from operations	(748,492)	12,138,172
Distributions to shareholders (Note 1):
Net investment income	—	(1,487,746)
Increase (decrease) from capital share transactions (Note 4)	(25,064,458)	232,720,935
Total increase (decrease) in net assets	(25,812,950)	243,371,361
NET ASSETS
Beginning of period	274,480,139	31,108,778
End of period (Note 1)	$248,667,189	$274,480,139

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Mortgage Opportunities Fund 37

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
			Net realized and	Total from						Ratio of expenses to average	Ratio of net investment
	Net asset value,	Net investment	unrealized gain (loss)	investment	From net	Total	Net asset value,	Total return at net asset	Net assets, end of period	net assets excluding interest	income (loss) to average
Period ended	beginning of period	income (loss)[a]	on investments	operations	investment income	distributions	end of period	value (%)[b]	(in thousands)	expense (%)[c,d]	net assets (%)[d]	Portfolio turnover (%)[e]
Class I
November 30, 2018**	$10.73	.25	(.27)	(.02)	—	—	$10.71	(.19)*	$248,667	.24*	2.31*	530 *
May 31, 2018	10.08	.42	.31	.73	(.08)	(0.08)	10.73	7.27	274,480.47		4.07	1,372
May 31, 2017	9.46	.46	.45	.91	(.29)	(0.29)	10.08	9.67	31,109.56		4.62	1,065
May 31, 2016	10.04	.24	(.49)	(.25)	(.33)	(0.33)	9.46	(2.60)	9,774.60		2.44	1,074
May 31, 2015†	10.00	.02	.02	.04	—	—	10.04	.40*	10,036	.09*	.17*	244*

* Not annualized.

** Unaudited.

† For the period April 7, 2015 (commencement of operations) to May 31, 2015.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Reflects involuntary contractual expense limitations in effect during the period. As a result of such limitations, the expenses of class I reflect a reduction of the following amount (Note 2):

Percentage of average net assets
November 30, 2018	0.10%
May 31, 2018	0.32
May 31, 2017	1.21
May 31, 2016	2.33
May 31, 2015	1.26

e Portfolio turnover includes TBA roll transactions.

The accompanying notes are an integral part of these financial statements.

38 Mortgage Opportunities Fund	Mortgage Opportunities Fund 39

Notes to financial statements 11/30/18 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from June 1, 2018 through November 30, 2018.

Putnam Mortgage Opportunities Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to maximize total return consistent with what Putnam Management believes to be prudent risk. Total return is composed of capital appreciation and income. The fund invests mainly in mortgage-related fixed income securities and related derivatives that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”). Under normal circumstances, the fund invests at least 80% of its net assets in mortgages, mortgage-related fixed income securities and related derivatives (i.e., derivatives used to acquire exposure to, or whose underlying securities are, mortgages or mortgage-related securities). The fund generally uses the net unrealized gain or loss, or market value, of mortgage-related derivatives for purposes of this policy, but may use the notional value of a derivative if that is determined to be a more appropriate measure of the fund’s investment exposure. This policy may be changed only after 60 days’ notice to shareholders. Putnam Management expects to invest in lower-rated, higher-yielding mortgage-backed securities, including non-agency residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities, collateralized mortgage obligations (including interest only, principal only, and other prepayment derivatives), and agency mortgage-backed securities. Nonagency (i.e., privately issued) securities typically are lower-rated and higher yielding than securities issued or backed by agencies such as Ginnie Mae, Fannie Mae or Freddie Mac. While Putnam Management’s emphasis will be on mortgage-backed securities, Putnam Management may also invest to a lesser extent in other types of asset-backed securities. Putnam Management may consider, among other factors, credit, interest rate, prepayment and liquidity risks, as well as general market conditions, when deciding whether to buy or sell investments. Putnam Management typically uses to a significant extent derivatives, including interest rate swaps, forward delivery contracts and total return swaps, options and swaptions on mortgage-backed securities and indices, for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed investments.

The fund offers class I shares, which are sold without a front-end sales charge and are not subject to a contingent deferred sales charge. Class I shares are intended for institutional and other investors who meet the $5,000,000 minimum investment and who are not purchasing through an intermediary. Shares of the fund are sold at net asset value.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that

40 Mortgage Opportunities Fund

the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $11,065,980, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts for hedging duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure and for gaining exposure to specific sectors.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss

Mortgage Opportunities Fund 41

on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for hedging market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

42 Mortgage Opportunities Fund

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $13,376,343 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $16,584,461 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At May 31, 2018, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$1,742,824	$164,126	$1,906,950

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $293,676,566, resulting in gross unrealized appreciation and depreciation of $9,653,730 and $12,710,299, respectively, or net unrealized depreciation of $3,056,569.

For the fiscal year ended May 31, 2018, the fund had undistributed net investment income of $5,409,360.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management for management and investment advisory services monthly based on the average net assets of the fund. Such fee is based on the following annual rates.

0.550%	of the first $500 million of average net assets,
0.500%	of the next $500 million of average net assets
0.450%	of any excess thereafter.

Mortgage Opportunities Fund 43

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.276% of the fund’s average net assets.

Putnam Management has contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through September 30, 2019 to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses and acquired fund fees and expenses) would exceed an annual rate of 0.47% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $188,844 as a result of this limit.

Putnam Management has contractually agreed, through September 30, 2019, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investment management contract, but including payments under the fund’s investor servicing contract, to an annual rate of 0.05% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $104,790 as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.01% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,847 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $211, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has not adopted a distribution plan pursuant to Rule 12b–1 under the Investment Company Act of 1940.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$1,270,040,581	$1,265,038,318
U.S. government securities (Long-term)	—	—
Total	$1,270,040,851	$1,265,038,318

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 11/31/18		YEAR ENDED 5/31/18
Class I	Shares	Amount	Shares	Amount
Shares sold	2,429,080	$26,244,405	25,815,879	$267,023,618*
Shares issued in connection with reinvestment of distributions	—	—	112,154	1,149,582
	2,429,080	26,244,405	25,928,033	268,173,200
Shares repurchased	(4,794,311)	(51,308,863)	(3,424,235)	(35,452,265)
Net increase (decrease)	(2,365,231)	$(25,064,458)	22,503,798	$232,720,935

* Includes $149,464,534 received on November 28, 2017 from a subscription in kind (i.e. transfer of assets) by an institutional investor.

At the close of the reporting period, three shareholders of record owned 18.4%, 28.7%, and 52.1%, respectively, of the outstanding shares of the fund.

44 Mortgage Opportunities Fund

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 5/31/18	cost	proceeds	income	of 11/30/18
Short-term investments
Putnam Short Term Investment Fund*	$54,532,124	$12,000,525	$23,798,571	$628,830	$42,734,078
Total Short-term investments	$54,532,124	$12,000,525	$23,798,571	$628,830	$42,734,078

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$152,100,000
Purchased swap option contracts (contract amount)	$244,300,000
Written TBA commitment option contracts (contract amount)	$249,900,000
Written swap option contracts (contract amount)	$130,700,000
Centrally cleared interest rate swap contracts (notional)	$1,057,600,000
OTC total return swap contracts (notional)	$870,000
OTC credit default contracts (notional)	$159,100,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not accounted for as
hedging instruments under	Statement of assets and		Statement of assets and
ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$4,669,369	Payables	$17,885,688
	Investments, Receivables, Net		Payables, Net assets — Unrealized
Interest rate contracts	assets — Unrealized appreciation	5,771,139*	depreciation	6,360,688*
Total		$10,440,508		$24,246,376

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging
instruments under ASC 815	Options	Swaps	Total
Credit contracts	$—	$1,414,851	$1,414,851
Interest rate contracts	(2,128,940)	382,022	$(1,746,918)
Total	$(2,128,940)	$1,796,873	$(332,067)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging
instruments under ASC 815	Options	Swaps	Total
Credit contracts	$—	$(4,175,928)	$(4,175,928)
Interest rate contracts	32,109	(24,393)	$7,716
Total	$32,109	$(4,200,321)	$(4,168,212)

Mortgage Opportunities Fund 45

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	Total
Assets:
Centrally cleared interest rate swap contracts§	$—	$621,725	$—	$—	$—	$—	$—	$—	$—	$—	$621,725
OTC Total return swap contracts*#	1,370	—	—	—	—	801	—	460	—	—	2,631
OTC Credit default contracts — protection sold*#	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection purchased*#	—	—	—	535,511	703,748	197,863	—	1,470,350	701,507	1,060,390	4,669,369
Purchased swap options**#	375,880	—	233,527	—	—	838,440	—	—	—	—	1,447,847
Purchased options**#	—	—	—	—	—	—	932,144	—	—	—	932,144
Repurchase agreements**	—	—	—	10,849,000	—	—	—	—	—	—	10,849,000
Total Assets	$377,250	$621,725	$233,527	$11,384,511	$703,748	$1,037,104	$932,144	$1,470,810	$701,507	$1,060,390	$18,522,716
Liabilities:
Centrally cleared interest rate swap contracts§	—	650,120	—	—	—	—	—	—	—	—	650,120
OTC Total return swap contracts*#	—	—	—	—	2,817	431	—	186	—	—	3,434
OTC Credit default contracts — protection sold*#	383	—	—	982,965	1,859,374	3,226,881	—	9,763,371	599,984	1,452,730	17,885,688
OTC Credit default contracts — protection purchased*#	—	—	—	—	—	—	—	—	—	—	—
Written swap options#	340,949	—	265,770	—	—	862,908	—	—	—	—	1,469,627
Written options#	—	—	—	—	—	—	462,058	—	—	—	462,058
Total Liabilities	$341,332	$650,120	$265,770	$982,965	$1,862,191	$4,090,220	$462,058	$9,763,557	$599,984	$1,452,730	$20,470,927
Total Financial and Derivative Net Assets	$35,918	$(28,395)	$(32,243)	$10,401,546	$(1,158,443)	$(3,053,116)	$470,086	$(8,292,747)	$101,523	$(392,340)	$(1,948,211)
Total collateral received (pledged)†##	$—	$—	$—	$7,557,949	$(1,158,443)	$(3,053,116)	$440,000	$(8,292,747)	$—	$(392,340)
Net amount	$35,918	$(28,395)	$(32,243)	$2,843,597	$—	$—	$30,086	$—	$101,523	$—
Controlled collateral received (including TBA commitments)**	$—	$—	$—	$—	$—	$—	$440,000	$146,000	$—	$—	$586,000
Uncontrolled collateral received	$—	$—	$—	$11,065,980	$—	$—	$—	$—	$—	$—	$11,065,980
Collateral (pledged) (including TBA commitments)**	$—	$—	$—	$(3,508,031)	$(1,220,626)	$(3,088,065)	$—	$(8,305,481)	$—	$(462,258)	$(16,584,461)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on centrally cleared swap contracts, which is not included in the table above, amounted to $4,806,148.

Note 9: New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

46 Mortgage Opportunities Fund	Mortgage Opportunities Fund 47

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

48 Mortgage Opportunities Fund

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Janet C. Smith
	Katinka Domotorffy	Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Financial Officer,
Putnam Investments Limited	Paul L. Joskow	Principal Accounting Officer,
16 St James’s Street	Robert E. Patterson	and Assistant Treasurer
London, England SW1A 1ER	George Putnam, III
	Robert L. Reynolds	Susan G. Malloy
Marketing Services	Manoj P. Singh	Vice President and
Putnam Retail Management		Assistant Treasurer
100 Federal Street	Officers
Boston, MA 02110	Robert L. Reynolds	Mark C. Trenchard
	President	Vice President and
Custodian		BSA Compliance Officer
State Street Bank	Jonathan S. Horwitz
and Trust Company	Executive Vice President,	Nancy E. Florek
	Principal Executive Officer,	Vice President, Director of
Legal Counsel	and Compliance Liaison	Proxy Voting and Corporate
Ropes & Gray LLP		Governance, Assistant Clerk,
	Robert T. Burns	and Assistant Treasurer
Vice President and
	Chief Legal Officer	Denere P. Poulack
Assistant Vice President, Assistant
	James F. Clark	Clerk, and Assistant Treasurer
Vice President and
Chief Compliance Officer

This report is for the information of shareholders of Putnam Mortgage Opportunities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam INVESTMENTS

100 Federal Street
Boston, MA 02110

1-800-225-1581
putnam.com

Electronic service requested

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

HOW WOULD YOU LIKE TO RECEIVE REPORTS LIKE THIS?

Go green with paperless delivery

1. Log in to your account at putnam.com
2. Under account preferences, select "mailing and paperless options"

Continue with paper reports by mail

Call Putnam at 1-800-225-1581.

SA001 314363 1/19

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: January 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: January 28, 2019